UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6872

Date of fiscal year end:  November 30, 2018

Date of reporting period:  May 31, 2018

Item 1. Reports to Stockholders.

Semper MBS Total Return Fund
Class A– SEMOX
Investor Class – SEMPX
Institutional Class – SEMMX

Semper Short Duration Fund
Investor Class – SEMRX
Institutional Class – SEMIX

Semi-Annual Report
May 31, 2018

SEMPER FUNDS

Table of Contents

Allocation of Portfolio Assets	1
Expense Example	3
Schedules of Investments	5
Statements of Assets and Liabilities	38
Statements of Operations	41
Statements of Changes in Net Assets	42
Financial Highlights	46
Notes to Financial Statements	51
Notice to Shareholders	69
Approval of Investment Advisory Agreement	70
Privacy Notice	78

SEMPER MBS TOTAL RETURN FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER SHORT DURATION FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2018 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/17 – 5/31/18).

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses, with actual net expenses being limited to 1.15%, 1.15% and 0.90% per the operating expenses limitation agreement for the Semper MBS Total Return Fund – Class A, Investor Class and Institutional Class shares, respectively, and limited to 0.85% and 0.60% per the operating expenses limitation agreement for the Semper Short Duration Fund – Investor Class and Institutional Class shares, respectively.  Prior to March 22, 2018, the operating expenses limitation agreement limited the Semper MBS Total Return Fund – Class A, Investor Class and Institutional Class expenses to 1.00%, 1.00% and 0.75%, respectively.  You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2018 (Unaudited), Continued

Total Return Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/17	5/31/18	12/1/17 – 5/31/18(1)
Class A
Actual	$1,000.00	$1,028.20	$4.85

Hypothetical (5% return	$1,000.00	$1,020.14	$4.84
before expenses)

Investor Class
Actual	$1,000.00	$1,027.20	$4.90

Hypothetical (5% return	$1,000.00	$1,020.09	$4.89
before expenses)

Institutional Class
Actual	$1,000.00	$1,028.70	$3.59

Hypothetical (5% return	$1,000.00	$1,021.39	$3.58
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper MBS Total Return Fund – Class A, Investor Class and Institutional Class are 0.96%, 0.97% and 0.71%, respectively.

Short Duration Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/17	5/31/18	12/1/17 – 5/31/18(1)
Investor Class
Actual	$1,000.00	$1,010.80	$4.26

Hypothetical (5% return	$1,000.00	$1,020.69	$4.28
before expenses)

Institutional Class
Actual	$1,000.00	$1,011.20	$3.01

Hypothetical (5% return	$1,000.00	$1,021.94	$3.02
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper Short Duration Fund – Investor Class and Institutional Class are 0.85% and 0.60%, respectively.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES – NON-AGENCY – 4.6%
American Credit Acceptance Receivables Trust
Series 2017-1, Class E, 5.440%, 3/13/24 (c)	$3,000,000	$3,044,525
CarFinance Capital Auto Trust
Series 2015-1A, Class E, 5.490%, 1/18/22 (c)	3,500,000	3,501,758
CPS Auto Trust
Series 2016-C, Class E, 8.390%, 9/15/23 (c)	3,000,000	3,253,457
Series 2016-D, Class E, 6.860%, 4/15/24 (c)	3,375,000	3,518,122
Series 2017-D, Class E, 5.300%, 6/17/24 (c)	5,000,000	4,920,053
DT Auto Owner Trust
Series 2017-1A, Class E, 5.790%, 2/15/24 (c)	3,500,000	3,554,324
Series 2017-4A, Class E, 5.150%, 11/15/24 (c)	2,730,000	2,736,627
Exeter Automobile Receivables Trust
Series 2016-3A, Class D, 6.400%, 7/17/23 (c)	3,350,000	3,478,276
Flagship Credit Auto Trust
Series 2017-1, Class E, 6.460%, 12/15/23 (c)	4,000,000	4,137,281
Series 2017-3, Class E, 5.260%, 10/15/24 (c)	5,150,000	5,152,416
GLS Auto Receivables Trust
Series 2016-1A, Class D, 9.130%, 1/18/22 (c)	4,945,000	5,307,628
Series 2015-1A, Class C, 9.790%, 10/15/25 (c)	4,500,000	4,544,431
Harley Marine Financing LLC
Series 2018-1A, Class B, 7.869%, 5/15/43 (c)	2,500,000	2,531,250
HOA Funding, LLC
Series 2015-1A, Class A2, 5.500%, 8/20/44 (c)	4,275,000	4,305,519
Series 2015-1A, Class B, 9.000%, 8/20/44 (c)	2,000,000	1,977,424
Kabbage Asset Securitization, LLC
Series 2017-1, Class B, 5.794%, 3/15/22 (c)	350,000	358,608
Series 2017-1, Class D, 10.000%, 3/15/22 (c)	1,452,495	1,504,315
SLM Private Credit Student Loan Trust
Series 2003-A, Class A3, 3.200%
(28 Day Auction Rate + 0.000%), 6/15/32 (i)	2,213,000	2,213,664
Series 2003-A, Class A4, 3.240%
(28 Day Auction Rate + 0.000%), 6/15/32 (i)	2,200,000	2,200,660
Series 2003-C, Class A3, 3.043%
(28 Day Auction Rate + 0.000%), 9/15/32 (i)	2,500,000	2,493,682
Series 2003-C, Class A4, 3.080%
(28 Day Auction Rate + 0.000%), 9/15/32 (i)	2,450,000	2,446,389
Series 2003-B, Class A3, 4.300%
(28 Day Auction Rate + 0.000%), 3/15/33 (i)	2,400,000	2,399,149
Series 2003-B, Class A4, 3.320%
(28 Day Auction Rate + 0.000%), 3/15/33 (i)	2,450,000	2,427,166

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
WAVE Trust, LLC
Series 2017-1A, Class C, 6.656%, 11/15/42 (c)	$929,528	$945,056
Total Asset-Backed Securities – Non-Agency
(cost $72,223,674)		72,951,780

ASSET-BACKED SECURITIES – REAL ESTATE – 0.4%
Diamond Resorts Owner Trust
Series 2013-2, Class A, 2.270%, 5/20/26 (c)	2,369,754	2,368,819
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class DT1, 4.246%, 8/17/48 (c)(f)	1,500,000	1,504,065
Series 2016-T2, Class DT2, 4.446%, 8/16/49 (c)(f)	1,000,000	1,011,911
Westgate Resorts, LLC
Series 2017-1A, Class B, 4.050%, 12/20/30 (c)	1,479,777	1,464,416
Total Asset-Backed Securities – Real Estate
(cost $6,333,445)		6,349,211

COLLATERALIZED DEBT OBLIGATIONS – 0.7%
InCaps Funding I Ltd.
4.300% (3 Month LIBOR USD + 2.000%), 6/1/33 (c)(f)(i)	4,745,959	3,986,606
4.300% (3 Month LIBOR USD + 2.000%), 6/1/33 (c)(f)(i)	727,159	610,813
MM Community Funding III
Series 2002-3, Class M2, 4.570%
(6 Month LIBOR USD + 2.050%), 5/1/32 (c)(f)(i)	4,713,031	4,642,336
Trapeza CDO VII Ltd.
Series 2007-12A, Class A1, 2.615%
(3 Month LIBOR USD + 0.290%), 4/6/42 (c)(f)(i)	1,240,002	1,159,402
Total Collateralized Debt Obligations
(cost $10,050,617)		10,399,157

COLLATERALIZED LOAN OBLIGATIONS – 2.9%
Ares CLO Ltd.
Series 2015-1A, Class D, 8.255%
(3 Month LIBOR USD + 6.230%), 12/5/25 (c)(i)	5,325,000	5,424,616
Atrium CDO Corp.
Series 11A, Class E, 7.462%
(3 Month LIBOR USD + 5.100%), 10/23/25 (c)(i)	1,250,000	1,252,174
Babson CLO Ltd.
Series 2014-3A, Class E1, 7.448%
(3 Month LIBOR USD + 5.100%), 1/15/26 (c)(i)	3,825,000	3,828,599
Carlyle Global Market Strategies
Series 2015-2A, Class DR, 6.716%
(3 Month LIBOR USD + 4.350%), 4/27/27 (c)(i)	1,500,000	1,500,000

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
Catamaran CLO Ltd.
Series 2015-1A, Class E, 7.512%
(3 Month LIBOR USD + 5.150%), 4/22/27 (c)(i)	$4,625,000	$4,636,008
CIFC Funding Ltd.
Series 2014-3A, Class E, 7.112%
(3 Month LIBOR USD + 4.750%), 7/22/26 (c)(f)(i)	4,950,000	4,950,000
Series 2014-5A, Class E1, 8.103%
(3 Month LIBOR USD + 5.750%), 1/19/27 (c)(i)	925,000	926,095
Galaxy XXIX CLO Ltd.
Series 2018-29A, Class E, 6.880%
(3 Month LIBOR USD + 4.550%), 11/16/26 (c)(i)	5,250,000	5,250,000
Gallatin CLO VIII Ltd.
Series 2017-1A, Class D, 5.598%
(3 Month LIBOR USD + 3.250%), 7/15/27 (c)(i)	4,100,000	4,122,517
Hildene CLO III Ltd.
Series 2014-3A, Class E, 7.609%
(3 Month LIBOR USD + 5.250%), 10/20/26 (c)(i)	3,770,200	3,769,853
Jamestown CLO VII Ltd.
Series 2015-7A, Class DR, 7.810%
(3 Month LIBOR USD + 5.450%), 7/25/27 (c)(i)	5,125,000	5,130,937
Mountain View Funding
Series 2007-3A, Class E, 5.998%
(3 Month LIBOR USD + 3.650%), 4/16/21 (c)(i)	3,508,957	3,517,254
Oaktree CLO Ltd.
Series 2014-1A, Class A1R, 3.645%
(3 Month LIBOR USD + 1.290%), 5/14/29 (c)(i)	500,000	501,623
OHA Loan Funding Ltd.
Series 2012-1A, Class ER, 9.612%
(3 Month LIBOR USD + 7.250%), 1/25/27 (c)(i)	1,200,000	1,234,817
Total Collateralized Loan Obligations
(cost $46,089,942)		46,044,493

COMMERCIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
Fannie Mae-Aces
Series 2010-M6, Class SA, 4.430%
(1 Month LIBOR USD + 6.390%), 9/25/20 (h)(i)	1,729,959	108,650
GNMA REMIC Trust
Series 2012-25, Class IO, 0.637%, 8/16/52 (a)(h)	3,270,269	94,361
Series 2013-173, Class AC, 2.684%, 10/16/53 (a)	23,956	23,928
Total Commercial Mortgage-Backed Securities – Agency
(cost $345,700)		226,939

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 20.3%
Bayview Commercial Asset Trust
Series 2004-2, Class A, 2.390%
(1 Month LIBOR USD + 0.645%), 8/25/34 (c)(i)	$1,474,411	$1,474,351
Series 2006-3A, Class M1, 2.300%
(1 Month LIBOR USD + 0.340%), 10/25/36 (c)(i)	1,377,770	1,310,963
Series 2006-4, Class A2, 2.230%
(1 Month LIBOR USD + 0.270%), 12/25/36 (c)(i)	567,243	536,388
Series 2007-2A, Class A1, 2.230%
(1 Month LIBOR USD + 0.270%), 7/25/37 (c)(i)	2,905,442	2,867,246
Series 2007-4A, Class A1, 2.410%
(1 Month LIBOR USD + 0.450%), 9/25/37 (c)(i)	17,090,246	16,424,658
Series 2007-6A, Class A3A, 3.210%
(1 Month LIBOR USD + 1.250%), 12/25/37 (c)(i)	3,228,186	3,233,435
Bayview Financial Revolving Asset Trust
Series 2005-E, Class A1, 2.968%
(1 Month LIBOR USD + 1.000%), 12/28/40 (c)(i)	2,741,589	2,553,789
Series 2005-E, Class A2A, 2.898%
(1 Month LIBOR USD + 0.930%), 12/28/40 (c)(i)	2,139,238	1,987,473
Business Loan Express
Series 2003-1A, Class A, 2.960%
(1 Month LIBOR USD + 1.000%), 4/25/29 (c)(i)	395,396	382,598
Series 2003-AA, Class A, 2.869%
(1 Month LIBOR USD + 0.950%), 5/15/29 (c)(i)	192,146	184,591
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.419%
(1 Month LIBOR USD + 0.500%), 5/15/31 (c)(i)	623,806	609,324
CoreVest American Finance Trust
Series 2017-2, Class M, 5.622%, 12/25/27 (c)	5,325,000	5,364,804
FirstKey Lending Trust
Series 2015-SFR1, Class E, 4.937%, 3/11/47 (a)(c)	4,722,000	4,699,992
Freddie Mac Military Housing Bonds Resecuritization Trust
Series 2015-R1, Class C3, 5.498%, 11/25/52 (a)(c)	3,072,784	2,919,144
Series 2015-R1, Class D1, 3.423%, 11/25/55 (a)(c)	1,461,773	1,300,978
FREMF Mortgage Trust
Series 2014-KF05, Class B, 5.909%
(1 Month LIBOR USD + 4.000%), 9/25/21 (c)(i)	985,919	1,004,820
Series 2015-KF08, Class B, 6.759%
(1 Month LIBOR USD + 4.850%), 2/25/22 (c)(i)	1,228,299	1,237,638
Series 2017-KF31, Class B, 4.809%
(1 Month LIBOR USD + 2.900%), 4/25/24 (c)(i)	3,176,859	3,258,245

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
FREMF Mortgage Trust (Continued)
Series 2017-KF32, Class B, 4.459%
(1 Month LIBOR USD + 2.550%), 5/25/24 (c)(i)	$4,548,821	$4,613,416
Series 2017-KF38, Class B, 4.409%
(1 Month LIBOR USD + 2.500%), 9/25/24 (c)(i)	1,663,809	1,689,528
Series 2017-KF39, Class B, 4.409%
(1 Month LIBOR USD + 2.500%), 11/25/24 (c)(i)	3,320,784	3,350,787
Series 2018-KF42, Class B, 4.109%
(1 Month LIBOR USD + 2.200%), 12/25/24 (c)(i)	1,786,821	1,809,210
Series 2018-K731, Class C, 3.910%, 2/25/25 (c)	505,000	479,909
Series 2018-KF45, Class B, 3.859%
(1 Month LIBOR USD + 1.950%), 3/25/25 (c)(i)	2,500,000	2,504,762
Series 2017-KF33, Class B, 4.459%
(1 Month LIBOR USD + 2.550%), 6/25/27 (c)(i)	4,170,372	4,249,432
Series 2018-KF43, Class B, 4.059%
(1 Month LIBOR USD + 2.150%), 1/25/28 (c)(i)	4,564,000	4,572,557
Series 2018-KF46, Class B, 3.859%
(1 Month LIBOR USD + 1.950%), 3/25/28 (c)(i)	4,246,000	4,278,726
Home Partners of America Trust
Series 2016-2, Class D, 4.939%
(1 Month LIBOR USD + 3.000%), 10/19/33 (c)(i)	3,500,000	3,538,657
Series 2016-2, Class F, 6.639%
(1 Month LIBOR USD + 4.700%), 10/19/33 (c)(i)	4,250,000	4,324,219
Series 2017-1, Class A, 2.756%
(1 Month LIBOR USD + 0.817%), 7/19/34 (c)(i)	8,655,153	8,651,693
Series 2018-1, Class A, 2.834%
(1 Month LIBOR USD + 0.900%), 7/17/37 (c)(i)	6,000,000	6,045,000
Series 2018-1, Class E, 3.784%
(1 Month LIBOR USD + 1.850%), 7/17/37 (c)(i)	7,500,000	7,518,749
Series 2018-1, Class F, 4.284%
(1 Month LIBOR USD + 2.350%), 7/17/37 (c)(i)	15,000,000	15,037,478
Invitation Homes Trust
Series 2017-SFR2, Class E, 4.189%
(1 Month LIBOR USD + 2.250%), 12/19/36 (c)(i)	5,575,000	5,655,801
Series 2017-SFR2, Class F, 4.939%
(1 Month LIBOR USD + 3.000%), 12/19/36 (c)(i)	27,253,000	27,797,340
Series 2018-SFR1, Class D, 3.369%
(1 Month LIBOR USD + 1.450%), 3/19/37 (c)(i)	1,142,000	1,151,107
Series 2018-SFR1, Class E, 3.919%
(1 Month LIBOR USD + 2.000%), 3/19/37 (c)(i)	16,660,000	16,820,934
Series 2018-SFR1, Class F, 4.419%
(1 Month LIBOR USD + 2.500%), 3/19/37 (c)(i)	15,139,000	15,311,927

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
Invitation Homes Trust (Continued)
Series 2018-SFR2, Class E, 3.896%
(1 Month LIBOR USD + 2.000%), 6/18/37 (c)(i)	$5,500,000	$5,524,569
Series 2018-SFR2, Class F, 4.146%
(1 Month LIBOR USD + 2.250%), 6/18/37 (c)(i)	29,000,000	29,237,667
Progress Residential Trust
Series 2015-SFR2, Class F, 5.069%, 6/14/32 (c)	1,375,000	1,394,671
Series 2015-SFR3, Class F, 6.643%, 11/15/32 (c)	15,500,000	16,188,225
Series 2016-SFR1, Class E, 5.789%
(1 Month LIBOR USD + 3.850%), 9/19/33 (c)(i)	10,525,000	10,667,159
Series 2016-SFR1, Class F, 6.939%
(1 Month LIBOR USD + 5.000%), 9/17/33 (c)(i)	3,925,000	3,983,620
Series 2016-SFR2, Class F, 6.159%
(1 Month LIBOR USD + 4.220%), 1/17/34 (c)(i)	4,235,000	4,332,470
Series 2017-SFR1, Class E, 4.261%, 8/17/34 (c)	5,800,000	5,781,617
Series 2017-SFR1, Class F, 5.350%, 8/17/34 (c)	5,275,000	5,416,214
Series 2017-SFR2, Class E, 4.142%, 12/19/34 (c)	2,868,000	2,841,640
Series 2017-SFR2, Class F, 4.836%, 12/19/34 (c)	2,400,000	2,418,591
Series 2018-SFR1, Class E, 4.380%, 3/17/35 (c)	2,300,000	2,303,907
Series 2018-SFR1, Class F, 4.778%, 3/19/35 (c)	1,250,000	1,254,853
Tricon American Homes Trust
Series 2016-SFR1, Class F, 5.769%, 11/17/33 (c)	13,343,000	13,791,904
Series 2017-SFR1, Class D, 3.414%, 9/19/34 (c)	4,500,000	4,362,412
Series 2017-SFR1, Class E, 4.011%, 9/19/34 (c)	5,000,000	4,961,134
Series 2017-SFR1, Class F, 5.151%, 9/19/34 (c)	1,000,000	1,019,186
Series 2017-SFR2, Class E, 4.216%, 1/18/36 (c)	2,100,000	2,078,525
Series 2017-SFR2, Class F, 5.104%, 1/18/36 (c)	4,000,000	4,081,059
Series 2018-SFR1, Class E, 4.564%, 5/19/37 (c)(f)	6,250,000	6,283,980
Series 2018-SFR1, Class F, 4.960%, 5/19/37 (c)(f)	3,500,000	3,518,831
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	982,777	965,114
Series 2017-2, Class M5, 6.420%, 11/25/47 (a)(c)	771,848	759,894
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	491,954	493,411
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $322,580,677)		324,412,322

CORPORATE BONDS – 1.1%
CCTC Acquisition Partners LLC, Convertible Promissory Note
12.000%, 2/8/20 (f)(j)(l)	750,000	796,050
Frontier Communications Corp.
8.125%, 10/1/18	2,150,000	2,187,625
7.125%, 3/15/19	3,000,000	3,045,000

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
HC2 Holdings, Inc.
11.000%, 12/1/19 (c)	$2,900,000	$2,957,130
Hertz Corp.
5.875%, 10/15/20	5,550,000	5,370,735
Tenet Healthcare Corp.
6.750%, 2/1/20	3,000,000	3,112,500
Total Corporate Bonds (cost $17,448,317)		17,469,040

RESIDENTIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
FHLMC Structured Pass Through Securities
Series T-67, Class 1A1C, 3.547%, 3/25/36 (a)	82,151	84,030
FNMA Grantor Trust
Series 2003-T2, Class A1, 2.240%
(1 Month LIBOR USD + 0.140%), 3/25/33 (i)	60,702	59,512
Series 2004-T3, Class 2A, 3.851%, 8/25/43 (a)	74,029	77,969
FNMA Pool
5.500%, 5/1/36, #871313	7,322	7,573
5.000%, 8/1/37, #888534	17,647	18,217
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	49,786	51,990
Series 2007-W8, Class 1A5, 6.406%, 9/25/37 (a)	17,255	18,287
GNMA II Pool
5.000%, 6/20/40, #745378	66,960	70,547
Total Residential Mortgage-Backed
Securities – Agency (cost $390,066)		388,125

RESIDENTIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 68.9%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE4, Class A1, 2.100%
(1 Month LIBOR USD + 0.140%), 10/25/36 (i)	1,101,490	749,058
Series 2006-HE4, Class A2B, 2.070%
(1 Month LIBOR USD + 0.110%), 10/25/36 (i)	13,358,504	7,768,232
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/25/27 (g)	200,408	199,692
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, 2.498%
(12 Month US Treasury Average + 0.940%), 10/25/46 (i)	17,603,265	16,172,202
Series 2006-3, Class 2A11, 2.320%
(1 Month LIBOR USD + 0.360%), 12/25/46 (i)	9,960,191	9,721,155

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
American Home Mortgage Assets Trust (Continued)
Series 2006-6, Class 1A, 2.150%
(1 Month LIBOR USD + 0.190%), 12/25/46 (i)	$9,427,517	$8,091,120
Series 2007-2, Class A1, 2.085%
(1 Month LIBOR USD + 0.125%), 3/25/47 (i)	9,544,735	8,764,380
Ameriquest Mortgage Securities Trust
Series 2006-M3, Class A1, 2.135%
(1 Month LIBOR USD + 0.175%), 10/25/36 (i)	16,554,747	11,210,168
Argent Securities Inc. Asset-Backed
Pass-Through Certificates
Series 2005-W2, Class M2, 2.470%
(1 Month LIBOR USD + 0.510%), 10/25/35 (i)	29,100,000	27,666,374
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	1,607,170	1,659,758
Series 2006-HE5, Class M1, 2.240%
(1 Month LIBOR USD + 0.280%), 7/25/36 (i)	4,550,000	3,569,931
Asset Backed Securities Corp. Long Beach
Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.769%, 9/21/30 (g)	582,183	596,594
Banc of America Funding Corp.
Series 2008-R4, Class 1A4, 2.347%
(1 Month LIBOR USD + 0.450%), 7/25/37 (c)(i)(k)	2,667,716	1,765,379
Series 2007-5, Class 7A2, 33.754%
(1 Month LIBOR USD + 46.150%), 7/25/47 (i)	159,480	268,111
Bayview Financial Mortgage Pass-Through Trust
Series 2005-C, Class M4, 2.768%
(1 Month LIBOR USD + 0.800%), 6/28/44 (i)	3,037,000	2,914,325
BCAP LLC Trust
Series 2007-AA2, Class 12A1, 2.170%
(1 Month LIBOR USD + 0.210%), 5/25/47 (i)	8,756,826	8,107,857
Bear Stearns ALT-A Trust
Series 2005-7, Class 11A1, 2.500%
(1 Month LIBOR USD + 0.540%), 8/25/35 (i)	2,256,616	2,260,999
Series 2005-8, Class 11A1, 2.500%
(1 Month LIBOR USD + 0.540%), 10/25/35 (i)	6,295,235	6,178,949
Series 2005-9, Class 11A1, 2.480%
(1 Month LIBOR USD + 0.520%), 11/25/35 (i)	8,859,883	9,521,993
Bear Stearns Asset Backed Securities I Trust
Series 2005-CL1, Class A1, 1.939%
(1 Month LIBOR USD + 0.500%), 9/25/34 (i)	1,416,945	1,373,971
Series 2006-IM1, Class A3, 2.240%
(1 Month LIBOR USD + 0.280%), 4/25/36 (i)	15,406,701	15,876,913

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
Bear Stearns Asset Backed Securities I Trust (Continued)
Series 2006-IM1, Class A6, 2.280%
(1 Month LIBOR USD + 0.320%), 4/25/36 (i)	$14,087,212	$14,366,225
Series 2006-HE9, Class 1A3, 2.190%
(1 Month LIBOR USD + 0.230%), 11/25/36 (i)	11,943,000	11,109,451
Series 2007-HE5, Class M1, 2.310%
(1 Month LIBOR USD + 0.350%), 6/25/47 (i)	10,775,000	8,989,600
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.216%, 3/25/31 (a)	238,799	239,302
Bellemeade Re Ltd.
Series 2018-1A, Class M1B, 3.568%
(1 Month LIBOR USD + 1.600%), 4/25/28 (c)(i)	4,500,000	4,516,358
BNC Mortgage Loan Trust
Series 2007-1, Class A4, 2.120%
(1 Month LIBOR USD + 0.160%), 3/25/37 (i)	14,950,000	14,303,570
Carrington Mortgage Loan Trust
Series 2005-NC1, Class M3, 2.785%
(1 Month LIBOR USD + 0.825%), 2/26/35 (i)	7,857,528	7,839,075
Citigroup Mortgage Loan Trust
Series 2014-A, Class B3, 5.472%, 1/25/35 (a)(c)	1,807,781	1,834,889
Series 2014-A, Class B4, 5.472%, 1/25/35 (a)(c)	1,654,290	1,662,928
Series 2009-6, Class 16A2, 6.000%, 3/25/36 (a)(c)	1,732,938	1,611,107
Series 2006-WFH3, Class M4, 2.330%
(1 Month LIBOR USD + 0.370%), 10/25/36 (i)	13,775,000	12,781,130
Civic Mortgage LLC
Series 2018-1, Class A2, 4.858%, 6/25/22 (c)(f)(m)	2,187,000	2,187,000
COLT Funding LLC
Series 2017-1, Class B1, 5.019%, 5/27/47 (a)(c)	3,700,000	3,655,349
Series 2018-1, Class B1, 4.362%, 2/25/48 (a)(c)	5,300,000	5,257,881
Series 2018-2, Class M1, 4.189%, 7/27/48	750,000	749,986
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	360,320	400,368
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 3.670%, 9/25/34 (a)	584,156	525,638
Series 2005-J10, Class 1A9, 2.660%
(1 Month LIBOR USD + 0.700%), 10/25/35 (i)	1,236,807	1,062,120
Series 2005-59, Class 1A1, 2.283%
(1 Month LIBOR USD + 0.330%), 11/20/35 (i)	2,835,266	2,776,868
Series 2005-54CB, Class 1A8, 5.500%, 11/25/35	743,763	523,789
Series 2006-2CB, Class A4, 2.360%
(1 Month LIBOR USD + 0.400%), 3/25/36 (i)	6,492,807	4,106,589
Series 2006-18CB, Class A1, 2.430%
(1 Month LIBOR USD + 0.470%), 7/25/36 (i)	11,036,391	7,673,271

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
Countrywide Alternative Loan Trust (Continued)
Series 2006-28CB, Class A19, 2.360%
(1 Month LIBOR USD + 0.400%), 10/25/36 (i)	$651,663	$433,114
Series 2006-45T1, Class 1A2, 2.510%
(1 Month LIBOR USD + 0.550%), 2/25/37 (i)	9,439,334	3,992,436
Series 2007-16CB, Class 1A2, 2.360%
(1 Month LIBOR USD + 0.400%), 8/25/37 (i)	1,311,817	1,130,976
Series 2007-OA3, Class 1A1, 2.100%
(1 Month LIBOR USD + 0.140%), 4/25/47 (i)	4,420,399	4,241,798
Countrywide Asset-Backed Certificates
Series 2007-8, Class 2A3, 2.150%
(1 Month LIBOR USD + 0.190%), 12/25/33 (i)	623,611	613,666
Series 2006-23, Class 2A4, 2.180%
(1 Month LIBOR USD + 0.220%), 3/25/35 (i)	13,875,000	13,457,271
Series 2007-12, Class 2A3, 2.760%
(1 Month LIBOR USD + 0.800%), 9/25/35 (i)	551,066	542,647
Series 2005-8, Class M6, 2.995%
(1 Month LIBOR USD + 1.035%), 10/25/35 (i)	1,950,000	1,893,238
Series 2007-BC2, Class 2A4, 2.250%
(1 Month LIBOR USD + 0.290%), 6/25/37 (i)	8,700,000	8,366,162
Countrywide Home Equity Loan Trust
Series 2004-B, Class 1A, 2.139%
(1 Month LIBOR USD + 0.220%), 2/15/29 (i)	3,149,977	3,076,032
Series 2006-RES, Class 4Q1A, 2.219%
(1 Month LIBOR USD + 0.300%), 12/15/33 (c)(i)	1,989,169	1,983,334
Series 2006-RES, Class 4L1B, 2.199%
(1 Month LIBOR USD + 0.280%), 2/15/34 (c)(i)	2,088,336	2,081,615
Series 2006-RES, Class 4M1B, 2.199%
(1 Month LIBOR USD + 0.280%), 2/15/34 (c)(i)	1,823,055	1,816,950
Countrywide Home Loans
Series 2003-56, Class 9A1, 3.389%, 12/25/33 (a)	90,205	90,699
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR18, Class 4M3, 4.860%
(1 Month LIBOR USD + 2.900%), 7/25/33 (i)	1,219,405	1,195,422
Credit Suisse Mortgage Trust
Series 2007-5R, Class A5, 6.500%, 7/26/36	229,665	125,184
Series 2010-6R, Class 2A6B, 6.250%, 7/28/37 (c)	9,862,353	10,659,135
Credit-Based Asset Servicing and Securitization
Series 2005-CB4, Class M4, 2.560%
(1 Month LIBOR USD + 0.600%), 7/25/35 (i)	4,650,000	4,621,031
CSMC Series Trust
Series 2010-6R, Class 2A7, 6.250%, 5/26/48 (c)	17,923,166	11,137,821

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	$5,800,000	$5,932,496
Series 2017-3A, Class B1, 4.814%, 10/25/47 (a)(c)	3,000,000	3,026,802
Series 2018-2A, Class B1, 4.776%, 4/25/58 (a)(c)	1,500,000	1,503,729
Deutsche Alt-A Securities, Inc.
Series 2007-AR3, Class 1A2, 2.170%
(1 Month LIBOR USD + 0.210%), 5/25/37 (i)	1,157,481	1,045,968
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2, 7.210%
(1 Month LIBOR USD + 5.250%), 10/25/23 (i)	6,220,000	7,205,110
Series 2014-C01, Class M2, 6.360%
(1 Month LIBOR USD + 4.400%), 1/25/24 (i)	6,250,000	7,142,199
Series 2014-C02, Class 2M2, 4.560%
(1 Month LIBOR USD + 2.600%), 5/28/24 (i)	4,133,702	4,372,282
Series 2014-C03, Class 2M2, 4.860%
(1 Month LIBOR USD + 2.900%), 7/25/24 (i)	1,713,190	1,830,281
Series 2014-C04, Class 1M2, 6.860%
(1 Month LIBOR USD + 4.900%), 11/25/24 (i)	3,049,495	3,493,704
Series 2017-C06, Class 1EF5, 4.610%
(1 Month LIBOR USD + 2.650%), 2/25/30 (f)(i)	6,491,000	6,508,526
Series 2017-C06, Class 1M2A, 4.610%
(1 Month LIBOR USD + 2.650%), 2/25/30 (f)(i)	2,002,000	2,085,083
Series 2017-C06, Class 2EF5, 4.760%
(1 Month LIBOR USD + 2.800%), 2/25/30 (i)	7,725,000	7,989,779
Series 2017-C06, Class 2M2A, 4.760%
(1 Month LIBOR USD + 2.800%), 2/25/30 (i)	1,624,859	1,697,475
Series 2017-C07, Class 1EF5, 4.360%
(1 Month LIBOR USD + 2.400%), 5/28/30 (f)(i)	8,019,687	7,918,639
Series 2017-C07, Class 1M2A, 4.360%
(1 Month LIBOR USD + 2.400%), 5/28/30 (f)(i)	2,587,315	2,705,555
Series 2017-C07, Class 2EF5, 4.460%
(1 Month LIBOR USD + 2.500%), 5/28/30 (f)(i)	5,926,000	5,853,703
Series 2017-C07, Class 2M2A, 4.460%
(1 Month LIBOR USD + 2.500%), 5/28/30 (f)(i)	1,150,000	1,187,835
Series 2018-C01, Class 1EF5, 4.210%
(1 Month LIBOR USD + 2.250%), 7/25/30 (i)	6,800,000	6,787,039
Series 2018-C01, Class 1M2A, 4.210%
(1 Month LIBOR USD + 2.250%), 7/25/30 (i)	4,550,000	4,749,090
Series 2018-C02, Class 2EF5, 4.160%
(1 Month LIBOR USD + 2.200%), 8/26/30 (f)(i)	1,500,000	1,476,750
Series 2018-C02, Class 2M2A, 4.160%
(1 Month LIBOR USD + 2.200%), 8/26/30 (f)(i)	2,250,000	2,306,475

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
Fannie Mae Connecticut Avenue Securities (Continued)
Series 2018-C03, Class 1EF5, 4.110%
(1 Month LIBOR USD + 2.150%), 10/25/30 (f)(i)	$2,980,487	$2,984,123
Series 2018-C03, Class 1M2A, 4.110%
(1 Month LIBOR USD + 2.150%), 10/25/30 (f)(i)	2,019,513	2,022,805
Series 2018-C03, Class 1M2, 4.110%
(1 Month LIBOR USD + 2.150%), 10/25/30 (i)	2,000,000	2,006,448
Fieldstone Mortgage Investment Trust
Series 2007-1, Class 2A2, 2.230%
(1 Month LIBOR USD + 0.270%), 4/25/37 (i)	4,607,362	3,565,476
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA6, Class A8, 2.460%
(1 Month LIBOR USD + 0.500%), 9/25/35 (i)	946,973	758,988
First Horizon Mortgage Pass-Through Trust
Series 2006-AR2, Class 1A1, 1.750%, 7/25/36 (a)	63,951	52,820
Freddie Mac Structured Agency
Series 2013-DN2, Class M2, 6.210%
(1 Month LIBOR USD + 4.250%), 11/27/23 (i)	12,639,217	14,064,683
Series 2014-DN2, Class M3, 5.560%
(1 Month LIBOR USD + 3.600%), 4/25/24 (i)	7,375,000	8,213,793
Series 2014-DN3, Class M3, 5.960%
(1 Month LIBOR USD + 4.000%), 8/26/24 (i)	3,417,396	3,744,866
Series 2015-DNA3, Class M3, 6.660%
(1 Month LIBOR USD + 4.700%), 4/25/28 (i)	3,000,000	3,593,145
Series 2015-DNA3, Class M3F, 5.660%
(1 Month LIBOR USD + 3.700%), 4/25/28 (i)	6,724,000	7,673,925
Series 2018-DNA1, Class M2A, 3.760%
(1 Month LIBOR USD + 1.800%), 7/25/30 (f)(i)	6,500,000	6,596,850
Series 2018-DNA1, Class M2B, 3.760%
(1 Month LIBOR USD + 1.800%), 7/25/30 (f)(i)	5,960,000	5,735,904
Series 2017-HRP1, Class M2, 4.410%
(1 Month LIBOR USD + 2.450%), 12/24/42 (i)	5,525,000	5,706,233
Series 2018-HRP1, Class M2A, 3.589%
(1 Month LIBOR USD + 1.650%), 5/25/43 (c)(i)	2,500,000	2,526,860
Series 2018-HRP1, Class M2B, 3.589%
(1 Month LIBOR USD + 1.650%), 5/25/43 (c)(i)	1,000,000	1,000,355
Series 2018-HRP1, Class M2, 3.589%
(1 Month LIBOR USD + 1.650%), 5/25/43 (c)(i)	7,250,000	7,308,225
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (g)	241,479	246,055

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 2.580%
(1 Month LIBOR USD + 0.620%), 10/25/45 (i)	$27,532,794	$25,093,801
Series 2006-AR4, Class A5, 2.185%
(1 Month LIBOR USD + 0.225%), 9/25/46 (i)	12,797,456	12,301,902
IMC Home Equity Loan Trust
Series 1998-3, Class A7, 6.720%, 8/20/29 (g)	1,204,671	1,201,138
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (g)	311,255	313,793
Impac Secured Assets Trust
Series 2006-5, Class 1A1C, 2.230%
(1 Month LIBOR USD + 0.270%), 2/25/37 (i)	18,036,054	15,759,456
IndyMac INDX Mortgage Loan Trust
Series 2006-AR4, Class A2A, 2.210%
(1 Month LIBOR USD + 0.250%), 5/25/46 (i)	6,184,251	5,884,216
IndyMac Residential Asset-Backed Trust
Series 2007-A, Class 2A2, 2.150%
(1 Month LIBOR USD + 0.190%), 4/25/37 (i)	386,252	290,875
JP Morgan Mortgage Acquisition Trust
Series 2005-WMC1, Class M2, 2.620%
(1 Month LIBOR USD + 0.660%), 9/25/35 (i)	3,798,433	3,797,755
Series 2005-FRE1, Class M2, 2.390%
(1 Month LIBOR USD + 0.430%), 10/25/35 (i)	2,175,000	1,850,055
Series 2006-HE1, Class M1, 2.545%
(1 Month LIBOR USD + 0.585%), 1/25/36 (i)	19,095,000	17,793,029
Series 2006-CW1, Class M2, 2.250%
(1 Month LIBOR USD + 0.290%), 5/25/36 (i)	8,200,000	6,006,394
Series 2006-HE3, Class A4, 2.120%
(1 Month LIBOR USD + 0.160%), 7/25/36 (i)	3,047,588	2,765,275
Series 2007-CH1, Class MV1, 2.190%
(1 Month LIBOR USD + 0.230%), 11/25/36 (i)	600,000	604,535
Series 2007-CH2, Class MV4, 2.490%
(1 Month LIBOR USD + 0.530%), 1/25/37 (i)	2,825,000	2,564,903
Series 2007-CH3, Class A5, 2.220%
(1 Month LIBOR USD + 0.260%), 3/25/37 (i)	8,975,000	8,788,910
Series 2007-CH3, Class M1, 2.260%
(1 Month LIBOR USD + 0.300%), 3/25/37 (i)	175,000	163,189
Series 2007-CH5, Class M1, 2.230%
(1 Month LIBOR USD + 0.270%), 6/25/37 (i)	5,440,000	5,061,430
JP Morgan Mortgage Trust
Series 2014-IVR3, Class B4, 3.040%, 9/25/44 (a)(c)	2,035,479	1,986,534
Series 2015-1, Class B2, 2.849%, 12/25/44 (a)(c)	4,527,037	4,510,510
Series 2015-1, Class B3, 2.849%, 12/25/44 (a)(c)	4,502,698	4,424,653

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
JP Morgan Mortgage Trust (Continued)
Series 2015-1, Class B4, 2.849%, 12/25/44 (a)(c)	$4,746,087	$4,695,724
Series 2015-5, Class B1, 2.928%, 5/25/45 (a)(c)	4,007,490	3,990,258
Series 2015-5, Class B3, 2.928%, 5/25/45 (a)(c)	2,770,207	2,716,343
Series 2017-2, Class AX3, 0.500%, 5/25/47 (a)(c)(f)(h)	22,211,265	586,377
Series 2018-3, Class B2, 3.786%, 9/25/48 (a)(c)	2,768,179	2,690,081
Series 2017-5, Class B2, 3.180%, 10/25/48 (a)(c)	3,082,017	2,995,323
JP Morgan Seasoned Mortgage Trust
Series 2014-1, Class B2, 2.482%, 5/25/33 (a)(c)	7,584,892	7,488,128
Series 2014-1, Class B3, 2.482%, 5/25/33 (a)(c)	5,809,704	5,709,698
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 2.640%
(1 Month LIBOR USD + 0.680%), 12/25/35 (i)	1,632,745	1,337,121
Series 2006-9, Class 1A5, 2.560%
(1 Month LIBOR USD + 0.600%), 1/25/37 (i)	5,841,556	4,435,883
Series 2008-4, Class A1, 2.340%
(1 Month LIBOR USD + 0.380%), 1/25/37 (i)	45,292,837	23,643,595
Lehman XS Trust
Series 2006-9, Class A1C, 2.220%
(1 Month LIBOR USD + 0.260%), 5/25/46 (i)	4,791,656	4,564,361
Series 2007-15N, Class 2A1, 2.210%
(1 Month LIBOR USD + 0.250%), 8/25/47 (i)	2,197,399	2,143,432
Long Beach Mortgage Loan Trust
Series 2003-2, Class M1, 3.190%
(1 Month LIBOR USD + 1.230%), 6/25/33 (i)	4,277,027	4,245,552
Series 2006-WL2, Class 2A4, 2.260%
(1 Month LIBOR USD + 0.300%), 1/25/36 (i)	6,003,820	5,134,854
Series 2006-WL3, Class 2A4, 2.260%
(1 Month LIBOR USD + 0.300%), 1/25/36 (i)	23,839,132	21,586,231
Series 2006-WL1, Class M1, 2.590%
(1 Month LIBOR USD + 0.630%), 1/25/46 (i)	1,725,000	1,633,585
LSTAR Securities Investment Ltd.
Series 2017-6, Class A, 3.657%
(1 Month LIBOR USD + 1.750%), 9/1/22 (c)(i)	5,609,115	5,658,969
Series 2017-9R, Class A, 4.580%
(1 Month LIBOR USD + 0.000%), 9/5/22 (c)(f)(i)	20,000,000	20,000,000
Series 2017-6R, Class A, 4.535%
(1 Month LIBOR USD + 0.000%), 9/6/22 (c)(i)	28,000,000	28,037,604
Series 2017-8, Class A, 3.557%
(1 Month LIBOR USD + 1.650%), 11/1/22 (c)(i)	1,420,449	1,422,912
Series 2017-9, Class A, 3.457%
(1 Month LIBOR USD + 1.550%), 12/1/22 (c)(i)	1,723,948	1,723,651

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
LSTAR Securities Investment Ltd. (Continued)
Series 2018-1, Class A, 3.457%
(1 Month LIBOR USD + 1.550%), 2/1/23 (c)(i)	$9,343,508	$9,325,036
Series 2018-2, Class A1, 3.407%
(1 Month LIBOR USD + 1.500%), 4/3/23 (c)(i)	3,442,170	3,446,831
Series 2018-2, Class A2, 4.407%
(1 Month LIBOR USD + 2.500%), 4/3/23 (c)(i)	14,500,000	14,519,633
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 7.960%
(1 Month LIBOR USD + 6.000%), 8/25/33 (i)	296,281	301,804
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A4, 8.000%, 5/25/35 (c)	1,118,093	1,170,339
Morgan Stanley ABS Capital I Inc. Trust
Series 2006-WMC2, Class A2C, 2.110%
(1 Month LIBOR USD + 0.150%), 7/25/36 (i)	6,183,438	3,467,454
Series 2007-NC1, Class A1, 2.090%
(1 Month LIBOR USD + 0.130%), 11/25/36 (i)	10,949,454	6,305,668
Series 2007-NC1, Class A2B, 2.060%
(1 Month LIBOR USD + 0.100%), 11/25/36 (i)	3,439,600	2,252,412
Series 2007-NC1, Class A2D, 2.180%
(1 Month LIBOR USD + 0.220%), 11/25/36 (i)	5,142,633	3,424,904
Morgan Stanley Home Equity Loan Trust
Series 2007-2, Class A4, 2.310%
(1 Month LIBOR USD + 0.350%), 4/25/37 (i)	6,219,762	4,249,661
Morgan Stanley Resecuritization Trust
Series 2014-R8, Class 2A, 2.057%
(1 Month LIBOR USD + 0.160%), 6/26/47 (c)(i)	3,967,385	3,965,119
Nationstar Mortgage Loan Trust
Series 2013-A, Class B4, 5.732%, 12/25/52 (a)(c)	1,167,380	1,208,177
New Century Home Equity Loan Trust
Series 2006-2, Class A2C, 2.210%
(1 Month LIBOR USD + 0.250%), 8/25/36 (i)	6,500,000	5,662,859
New Residential Mortgage Loan Trust
Series 2018-FNT1, Class D, 4.690%, 5/25/23 (c)(f)	3,250,000	3,250,000
Series 2018-FNT1, Class E, 4.890%, 5/25/23 (c)(f)	1,592,000	1,592,000
Series 2015-1A, Class B3, 5.375%, 5/28/52 (a)(c)	3,464,479	3,628,237
Series 2014-1A, Class B1IO, 1.027%, 1/25/54 (a)(c)(h)	406,726	15,260
Series 2014-1A, Class B5, 6.027%, 1/25/54 (a)(c)	1,711,365	1,748,797
Series 2015-2A, Class B1, 4.500%, 8/25/55 (a)(c)	1,525,867	1,575,721
Series 2017-5A, Class B3, 3.983%, 7/25/56 (a)(c)(f)	2,002,057	2,059,516
Series 2017-3A, Class B3, 5.445%, 4/25/57 (a)(c)	3,508,472	3,627,712
Series 2017-5A, Class B2, 3.460%
(1 Month LIBOR USD + 1.500%), 6/25/57 (c)(i)	3,761,089	3,850,788

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	$448,918	$304,252
NRZ Excess Spread Collateralized Notes
Series 2018-PLS1, Class D, 4.374%, 1/25/23 (c)	2,263,595	2,250,412
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 2.210%
(1 Month LIBOR USD + 0.250%), 2/25/38 (i)	588,111	485,323
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 4.810%
(1 Month LIBOR USD + 2.850%), 2/25/23 (c)(i)	3,250,000	3,274,275
Preston Ridge Partners Mortgage Trust
Series 2018-1A, Class A2, 5.000%, 4/25/23 (a)(c)(f)	1,000,000	987,400
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (g)	15,561	15,962
Series 2006-RP4, Class M1, 2.510%
(1 Month LIBOR USD + 0.550%), 1/25/46 (c)(i)	7,225,000	7,022,535
Radnor RE Ltd.
Series 2018-1, Class M1, 3.368%
(1 Month LIBOR USD + 1.400%), 3/25/28 (c)(i)	3,500,000	3,509,317
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.752%, 6/25/36 (a)(h)	11,988,830	311,433
Series 2006-QS6, Class 1A11, 2.660%
(1 Month LIBOR USD + 0.700%), 6/25/36 (i)	5,290,815	4,463,705
Series 2007-QS1, Class 1A5, 2.510%
(1 Month LIBOR USD + 0.550%), 1/25/37 (i)	8,762,441	7,030,609
Series 2007-QH6, Class A1, 2.150%
(1 Month LIBOR USD + 0.190%), 7/25/37 (i)	4,264,591	4,156,286
RAMP Series Trust
Series 2005-EFC6, Class M3, 2.635%
(1 Month LIBOR USD + 0.675%), 11/25/35 (i)	3,250,000	3,197,323
Series 2007-RS1, Class A3, 2.130%
(1 Month LIBOR USD + 0.170%), 2/25/37 (i)	13,020,934	6,640,487
Series 2007-RS1, Class A4, 2.240%
(1 Month LIBOR USD + 0.280%), 2/25/37 (i)	9,303,597	3,154,518
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (a)(c)	1,838,950	1,370,190
Series 2009-7, Class 6A2, 6.500%, 10/26/36 (a)(c)	940,650	886,978
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 2.320%
(1 Month LIBOR USD + 0.360%), 3/25/35 (c)(i)	4,380,508	4,105,119
Series 2006-R1, Class AF1, 2.300%
(1 Month LIBOR USD + 0.340%), 1/25/36 (c)(i)	5,294,855	5,212,287

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 2.660%
(1 Month LIBOR USD + 0.700%), 9/25/35 (i)	$6,400,623	$5,544,135
Series 2006-QS6, Class 1A9, 2.560%
(1 Month LIBOR USD + 0.600%), 6/25/36 (i)	6,472,923	5,433,238
Series 2008-QR1, Class 2A1, 2.460%
(1 Month LIBOR USD + 0.500%), 9/25/36 (i)	2,343,280	1,820,154
Series 2006-QS18, Class 1A1, 2.560%
(1 Month LIBOR USD + 0.600%), 12/25/36 (i)	7,035,872	5,734,206
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 2.820%
(1 Month LIBOR USD + 0.860%), 3/25/33 (c)(i)	905,613	875,383
SACO I Trust
Series 2005-1, Class M2, 3.010%
(1 Month LIBOR USD + 1.050%), 3/25/35 (c)(i)	133,606	131,162
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M, 4.750%, 5/25/57 (a)	4,250,000	4,200,874
Securitized Asset Backed Receivables LLC Trust
Series 2006-FR3, Class A3, 2.210%
(1 Month LIBOR USD + 0.250%), 5/25/36 (i)	465,309	312,026
Series 2006-HE1, Class A2C, 2.120%
(1 Month LIBOR USD + 0.160%), 7/25/36 (i)	18,186,767	9,262,888
Sequoia Mortgage Trust
Series 2013-2, Class AIO2, 1.140%, 2/25/43 (a)(h)	7,209,703	491,175
Series 2013-7, Class AIO2, 0.546%, 6/25/43 (a)(h)	24,672,690	671,048
Series 2014-1, Class B2, 3.891%, 4/25/44 (a)(c)	1,431,059	1,447,691
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (a)(c)(h)	15,594,234	396,870
Soundview Home Loan Trust
Series 2006-1, Class A5, 2.270%
(1 Month LIBOR USD + 0.310%), 2/25/36 (i)	11,625,000	11,032,961
Series 2006-OPT3, Class 2A3, 2.130%
(1 Month LIBOR USD + 0.170%), 6/25/36 (i)	5,835,813	5,767,782
Series 2006-WF1, Class A4, 2.240%
(1 Month LIBOR USD + 0.280%), 10/25/36 (i)	1,707,289	1,684,480
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 3.010%
(1 Month LIBOR USD + 1.050%), 8/25/33 (i)	1,526,074	1,521,865
Structured Asset Securities Corp.
Series 2007-BC3, Class 2A3, 2.140%
(1 Month LIBOR USD + 0.180%), 6/25/37 (i)	579,972	562,810
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 6.764%, 3/25/34 (a)(c)	593,124	554,801

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
Towd Point Mortgage Trust
Series 2017-5, Class B1, 3.760%
(1 Month LIBOR USD + 1.800%), 2/26/57 (c)(i)	$10,625,000	$10,894,854
Series 2017-5, Class B2, 4.060%
(1 Month LIBOR USD + 2.100%), 2/26/57 (c)(i)	6,641,000	7,030,414
Series 2017-5, Class B3, 4.460%
(1 Month LIBOR USD + 2.500%), 2/26/57 (c)(i)	5,565,000	5,867,914
Series 2017-5, Class M2, 3.460%
(1 Month LIBOR USD + 1.500%), 2/26/57 (c)(i)	19,425,000	19,862,499
VOLT LIV LLC
Series 2017-NPL1, Class A1, 3.500%, 2/25/47 (c)(m)	315,153	315,718
VOLT LVIII LLC
Series 2017-NPL5, Class A1, 3.375%, 5/28/47 (c)(m)	541,639	542,107
VOLT LXII LLC
Series 2017-NPL9, Class A1, 3.125%, 9/25/47 (c)(m)	2,086,728	2,075,646
VOLT XL LLC
Series 2015-NP14, Class A2, 4.875%, 12/26/45 (c)(m)	7,425,000	7,444,470
VOLT XXXVIII LLC
Series 2015-NP12, Class A2, 4.500%, 9/25/45 (c)(m)	6,810,625	6,850,763
WaMu Asset-Backed Certificates WaMu Series Trust
Series 2007-HE1, Class 2A4, 2.190%
(1 Month LIBOR USD + 0.230%), 1/25/37 (i)	8,705,997	5,747,190
Series 2007-HE2, Class 2A1, 2.060%
(1 Month LIBOR USD + 0.100%), 2/25/37 (i)	21,696,285	9,912,551
Series 2007-HE2, Class 2A2, 2.150%
(1 Month LIBOR USD + 0.190%), 4/25/37 (i)	7,952,737	4,363,559
Series 2007-HE4, Class 2A4, 2.210%
(1 Month LIBOR USD + 0.250%), 7/25/47 (i)	4,945,235	3,619,295
WaMu Mortgage Pass-Through Certificates
Series 2004-AR12, Class A2A, 2.350%
(1 Month LIBOR USD + 0.390%), 10/25/44 (i)	328,416	328,362
Series 2004-AR12, Class A5, 2.450%
(1 Month LIBOR USD + 0.490%), 10/25/44 (i)	306,250	306,306
Series 2005-AR1, Class A1B, 2.740%
(1 Month LIBOR USD + 0.780%), 1/25/45 (i)	4,950,878	4,932,514
Series 2005-AR1, Class A2A3, 2.760%
(1 Month LIBOR USD + 0.800%), 1/25/45 (i)	1,121,134	1,123,237
Series 2005-AR8, Class B1, 2.965%
(1 Month LIBOR USD + 1.005%), 7/25/45 (i)	6,455,919	4,928,329
Series 2005-AR11, Class B1, 2.570%
(1 Month LIBOR USD + 0.610%), 8/25/45 (i)	4,477,784	3,881,794
Series 2005-AR17, Class A1B2, 2.370%
(1 Month LIBOR USD + 0.410%), 12/25/45 (i)	944,181	929,589

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
WaMu Mortgage Pass-Through Certificates (Continued)
Series 2005-AR17, Class A1B3, 2.310%
(1 Month LIBOR USD + 0.350%), 12/25/45 (i)	$3,109,118	$3,043,127
Series 2005-AR17, Class A1C4, 2.360%
(1 Month LIBOR USD + 0.400%), 12/25/45 (i)	6,775,094	5,008,047
Series 2006-AR3, Class A1A, 2.558%
(12 Month US Treasury Average + 1.000%), 2/25/46 (i)	415,528	415,540
Series 2006-AR5, Class A1A, 2.548%
(12 Month US Treasury Average + 0.990%), 6/25/46 (i)	1,949,046	1,927,147
Series 2006-AR5, Class A12B, 2.538%
(12 Month US Treasury Average + 0.980%), 6/25/46 (i)	8,829,204	8,464,776
Series 2006-AR19, Class 1A1A, 2.288%
(12 Month US Treasury Average + 0.730%), 1/25/47 (i)	198,787	198,608
Washington Mutual Mortgage Pass-Through
Certificates Series Trust
Series 2007-4, Class 1A5, 7.000%, 6/25/37	7,040,900	4,812,054
Series 2006-AR9, Class 2A, 2.398%
(12 Month US Treasury Average + 0.840%), 11/25/46 (i)	5,449,909	4,800,744
Series 2007-OA1, Class A1, 2.268%
(12 Month US Treasury Average + 0.710%), 12/25/46 (i)	5,028,905	4,598,143
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2007-1, Class A2, 2.170%
(1 Month LIBOR USD + 0.210%), 3/25/37 (i)	3,937,572	3,766,041
Total Residential Mortgage-Backed Securities –
Non-Agency (cost $1,105,126,691)		1,100,753,521

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS – 0.1%
BasePoint – BP SLL Trust,
Series SPL-IV, 10.000%, 5/31/19 (d)(f)	226,254	226,254
BasePoint – BP SLL Trust,
Series SPL-III, 9.50%, 12/31/19 (e)(f)	2,071,030	2,071,030
Total Private Placement Participation Agreements
(cost $2,297,284)		2,297,284

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Shares	Value
SHORT-TERM INVESTMENTS – 2.6%
First American Government
Obligations Fund – Class Z, 1.60% (b)	40,743,706	$40,743,706
Total Short-Term Investments (cost $40,743,706)		40,743,706
Total Investments (cost $1,623,630,119) – 101.6%		1,622,035,578
Liabilities less Other Assets – (1.6)%		(25,317,268)
TOTAL NET ASSETS – 100.0%		$1,596,718,310

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of May 31, 2018.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2018.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” The Fund’s investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2018, the value of these investments was $767,680,318 or 48.1% of total net assets.

(d)
Security is restricted.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint – BP SLL Trust, Series SPL-IV.  As of May 31, 2018, the value of this investment was $226,254 or 0.0% of total net assets.

(e)
Security is restricted.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint – BP SLL Trust, Series SPL-III.  As of May 31, 2018, the value of this investment was $2,071,030 or 0.1% of total net assets.

(f)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.  Value determined using significant unobservable inputs. As of May 31, 2018, the total value of fair valued securities was $108,805,819 or 6.8% of total net assets.

(g)
Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of May 31, 2018.

(h)	Interest only security.
(i)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2018.
(j)
Security is restricted.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC.  As of May 31, 2018, the value of this investment was $796,050 or 0.0% of total net assets.

(k)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	Payment-in-kind security. Interest may be paid in additional par and/or in cash during the first year. Rate shown is the current rate at May 31, 2018.
(m)	The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of May 31, 2018.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddi Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES – AGENCY – 0.1%
SBA Small Business Investment Cos.
Series 2009-P10A, Class 1, 4.727%, 2/10/19	$11,351	$11,502
Series 2009-10B, Class 1, 4.233%, 9/10/19	49,871	49,800
Small Business Administration Participation Certificates
Series 2009-10E, Class 1, 3.080%, 9/1/19	33,175	33,286
Series 2012-10E, Class 1, 0.980%, 9/1/22	151	146
Total Asset-Backed Securities – Agency (cost $94,675)		94,734

ASSET-BACKED SECURITIES – NON-AGENCY – 16.0%
ACC Trust
Series 2018-1, Class A, 3.700%, 12/21/20 (c)	500,000	500,030
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.110%, 4/12/23 (c)	250,000	252,451
Avant Loans Funding Trust
Series 2018-A, Class A, 3.090%, 6/15/21 (c)	750,000	751,570
Blue Virgo Trust
Series 2015-1A, Class NOTE, 3.000%, 12/15/22 (c)(d)	189,907	189,913
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.420%, 9/15/23 (c)	273,714	273,176
Series 2018-NP1, Class A, 2.990%, 5/15/24 (c)	433,424	433,333
DT Auto Owner Trust
Series 2016-2A, Class D, 5.430%, 11/15/22 (c)	250,000	255,775
Series 2017-3A, Class C, 3.010%, 5/15/23 (c)	250,000	249,787
Series 2016-3A, Class D, 4.520%, 6/15/23 (c)	250,000	253,017
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.730%, 10/15/20 (c)	82,476	82,443
Series 2016-1A, Class C, 6.900%, 10/15/21 (c)	200,000	208,202
Series 2017-1A, Class B, 2.980%, 12/15/21 (c)	300,000	296,921
Series 2018-1A, Class A, 2.820%, 7/15/22 (c)	202,096	201,144
Harley Marine Financing LLC
Series 2018-1A, Class B, 7.869%, 5/15/43 (c)	500,000	506,250
Kabbage Asset Securitization, LLC
Series 2017-1, Class A, 4.571%, 3/15/22 (c)	475,000	481,108
Marlette Funding Trust
Series 2017-A2, Class A, 2.390%, 7/15/24 (c)	212,392	211,997
Series 2018-1A, Class A, 2.610%, 3/15/28 (c)	415,914	415,323
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class B, 2.760%, 5/15/21 (c)	345,000	345,073

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
Prestige Auto Receivables Trust
Series 2015-1, Class E, 4.670%, 1/17/22 (c)	$500,000	$505,099
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A, 2.850%, 1/18/22 (c)	71,532	71,520
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (c)	732,746	738,103
SLM Private Credit Student Loan Trust
Series 2003-A, Class A3, 3.200%
(28 Day Auction Rate + 0.000%), 6/15/32 (k)	443,000	443,133
Series 2003-C, Class A3, 3.043%
(28 Day Auction Rate + 0.000%), 9/15/32 (k)	400,000	398,989
Series 2003-C, Class A4, 3.080%
(28 Day Auction Rate + 0.000%), 9/15/32 (k)	200,000	199,705
Series 2003-C, Class A5, 0.000%
(28 Day Auction Rate + 0.000%), 9/15/32 (k)	550,000	548,609
Series 2003-B, Class A3, 4.300%
(28 Day Auction Rate + 0.000%), 3/15/33 (k)	480,000	479,830
SoFi Consumer Loan Program Trust
Series 2015-1, Class A, 3.280%, 9/15/23 (c)	131,885	132,167
Series 2017-2, Class A, 3.280%, 2/25/26 (c)	163,052	163,364
South Carolina Student Loan Corp.
Series 2013-1, Class A, 2.397%
(1 Month LIBOR USD + 0.500%), 1/25/41 (k)	189,296	188,460
SVO VOI Mortgage Corp.
Series 2012-AA, Class B, 2.760%, 9/20/29 (c)	339,591	338,348
TLF National Tax Lien Trust
Series 2017-1A, Class A, 3.090%, 12/15/29 (c)	449,729	449,958
Series 2017-1A, Class B, 3.840%, 12/15/29 (c)	112,432	112,028
United Auto Credit Securitization Trust
Series 2016-2, Class D, 3.580%, 12/10/21 (c)	500,000	501,563
Series 2018-1, Class D, 3.520%, 11/10/22 (c)	500,000	499,355
Upstart Securitization Trust
Series 2018-1, Class A, 3.015%, 8/20/25 (c)	750,000	749,826
Total Asset-Backed Securities – Non-Agency
(cost $12,397,199)		12,427,570

ASSET-BACKED SECURITIES – REAL ESTATE – 1.4%
Diamond Resorts Owner Trust
Series 2013-2, Class A, 2.270%, 5/20/26 (c)	314,848	314,723
Hilton Grand Vacations Trust
Series 2014-AA, Class A, 1.770%, 11/25/26 (c)	258,245	253,567

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
Westgate Resorts, LLC
Series 2015-1A, Class A, 2.750%, 5/20/27 (c)	$147,577	$146,984
Series 2017-1A, Class A, 3.050%, 12/20/30 (c)	369,944	368,020
Total Asset-Backed Securities – Real Estate
(cost $1,084,905)		1,083,294

COLLATERALIZED DEBT OBLIGATIONS – 0.3%
Trapeza CDO VII Ltd.
Series 2007-12A, Class A1, 2.615%
(3 Month LIBOR USD + 0.290%), 4/6/42 (c)(d)(k)	248,000	231,880
Total Collateralized Debt Obligations (cost $210,383)		231,880

COLLATERALIZED LOAN OBLIGATIONS – 21.1%
ACIS CLO Ltd.
Series 2015-6A, Class A1, 3.948%
(3 Month LIBOR USD + 1.590%), 5/1/27 (c)(k)	500,000	500,952
APIDOS CLO XI
Series 2012-11A, Class AR, 3.793%
(3 Month LIBOR USD + 1.440%), 1/17/28 (c)(k)	600,000	601,867
Atrium CDO Corp.
Series 12A, Class AR, 3.192%
(3 Month LIBOR USD + 0.830%), 4/22/27 (c)(k)	272,000	272,027
Barings CLO Ltd.
Series 2013-IA, Class AR, 3.159%
(3 Month LIBOR USD + 0.800%), 1/20/28 (c)(k)	709,000	708,112
Birchwood Park CLO Ltd.
Series 2014-1A, Class AR, 3.528%
(3 Month LIBOR USD + 1.180%), 7/15/26 (c)(k)	250,000	250,189
Carlyle Global Market Strategies CLO Ltd.
Series 2014-4A, Class A1R, 3.548%
(3 Month LIBOR USD + 1.200%), 10/15/26 (c)(k)	750,000	750,319
Series 2015-1A, Class AR, 3.359%
(3 Month LIBOR USD + 1.000%), 4/20/27 (c)(k)	250,000	250,058
Cedar Funding VI CLO Ltd.
Series 2016-6A, Class A1, 3.829%
(3 Month LIBOR USD + 1.470%), 10/20/28 (c)(k)	330,000	331,030
Cent CLO 19 Ltd.
Series 2013-19A, Class A1A, 3.689%
(3 Month LIBOR USD + 1.330%), 10/29/25 (c)(k)	562,162	563,187

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
CIFC Funding Ltd.
Series 2014-5A, Class A2R, 3.753%
(3 Month LIBOR USD + 1.400%), 1/17/27 (c)(k)	$669,000	$669,401
Series 2015-3A, Class AR, 3.225%
(3 Month LIBOR USD + 0.870%), 4/19/29 (c)(k)	500,000	500,209
Crestline Denali CLO XIV Ltd.
Series 2016-1A, Class A, 3.932%
(3 Month LIBOR USD + 1.570%), 10/23/28 (c)(k)	500,000	501,492
Crown Point CLO III Ltd.
Series 2015-3A, Class A1AR, 3.258%
(3 Month LIBOR USD + 0.910%), 12/31/27 (c)(k)	750,000	748,072
Dryden Senior Loan Fund
Series 2015-38A, Class A, 3.778%
(3 Month LIBOR USD + 1.430%), 7/15/27 (c)(k)	750,000	750,505
Galaxy XVIII CLO Ltd.
Series 2014-18A, Class AR, 3.518%
(3 Month LIBOR USD + 1.170%), 10/15/26 (c)(k)	750,000	752,252
GLG Ore Hill CLO Ltd.
Series 2013-1A, Class A, 3.468%
(3 Month LIBOR USD + 1.120%), 7/15/25 (c)(k)	783,689	784,183
Goldentree Loan Opportunities VII Ltd.
Series 2013-7A, Class A, 3.510%
(3 Month LIBOR USD + 1.150%), 4/25/25 (c)(k)	368,233	368,584
Halcyon Loan Advisors Funding Ltd.
Series 2015-2A, Class A, 3.750%
(3 Month LIBOR USD + 1.390%), 7/25/27 (c)(k)	400,000	400,241
Madison Park Funding Ltd.
Series 2018-30A, Class A, 3.089%
(3 Month LIBOR USD + 0.750%), 4/15/29 (c)(k)	500,000	496,401
Marathon CLO V Ltd.
Series 2013-5A, Class A1R, 3.201%
(3 Month LIBOR USD + 0.870%), 11/21/27 (c)(k)	500,000	500,344
Mountain Hawk CLO Ltd.
Series 2013-2A, Class A1, 3.519%
(3 Month LIBOR USD + 1.160%), 7/22/24 (c)(k)	352,416	352,665
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 3.309%
(3 Month LIBOR USD + 0.950%), 4/20/28 (c)(d)(k)	500,000	499,750
Oaktree CLO Ltd.
Series 2014-1A, Class A1R, 3.645%
(3 Month LIBOR USD + 1.290%), 5/13/29 (c)(k)	500,000	501,623

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
OCP CLO Ltd.
Series 2016-12A, Class A1, 3.925%
(3 Month LIBOR USD + 1.570%), 10/18/28 (c)(k)	$500,000	$501,216
Regatta VI Funding Ltd.
Series 2016-1A, Class A, 4.049%
(3 Month LIBOR USD + 1.690%), 7/20/28 (c)(k)	500,000	501,086
Seneca Park CLO Ltd.
Series 2014-1A, Class AR, 3.473%
(3 Month LIBOR USD + 1.120%), 7/17/26 (c)(k)	800,000	800,521
Sound Point CLO VI Ltd.
Series 2014-2A, Class A1R, 3.499%
(3 Month LIBOR USD + 1.140%), 10/20/26 (c)(k)	500,000	500,360
Symphony CLO II Ltd.
Series 2006-2A, Class B, 3.069%
(3 Month LIBOR USD + 0.750%), 10/25/20 (c)(k)	78,225	78,350
Symphony CLO V Ltd.
Series 2007-5A, Class A2, 3.222%
(3 Month LIBOR USD + 1.500%), 1/15/24 (c)(k)	500,000	500,498
TICP CLO I Ltd.
Series 2015-1A, Class AR, 3.159%
(3 Month LIBOR USD + 0.800%), 7/20/27 (c)(k)	500,000	498,674
Westchester CLO Ltd.
Series 2007-1A, Class C, 3.208%
(3 Month LIBOR USD + 0.850%), 8/1/22 (c)(k)	500,000	500,385
WhiteHorse VIII Ltd.
Series 2014-1A, Class AR, 3.258%
(3 Month LIBOR USD + 0.900%), 5/1/26 (c)(k)	500,000	499,787
Total Collateralized Loan Obligations (cost $16,445,391)		16,434,340

COMMERCIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	370,525	6,397
Total Commercial Mortgage-Backed Securities – Agency
(cost $1,770)		6,397

COMMERCIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 24.6%
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.201%, 12/17/36 (c)	500,000	511,955

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
AREIT Trust
Series 2018-CRE1, Class A, 2.784%
(1 Month LIBOR USD + 0.850%), 2/15/35 (c)(k)	$750,000	$751,125
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 2.230%
(1 Month LIBOR USD + 0.270%), 7/25/37 (c)(k)	457,487	451,472
Series 2007-6A, Class A3A, 3.210%
(1 Month LIBOR USD + 1.250%), 12/25/37 (c)(k)	435,261	435,969
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR5, Class F, 5.483%, 7/11/42 (a)(c)	69,943	70,146
BSPRT Issuer Ltd.
Series 2018-FL3, Class A, 2.969%
(1 Month LIBOR USD + 1.050%), 3/15/28 (c)(k)	500,000	500,907
Series 2017-FL2, Class C, 4.069%
(1 Month LIBOR USD + 2.150%), 10/15/34 (c)(k)	500,000	497,599
Business Loan Express
Series 2003-1A, Class A, 2.960%
(1 Month LIBOR USD + 1.000%), 4/25/29 (c)(k)	95,683	92,586
BXMT Ltd.
Series 2017-FL1, Class B, 3.439%
(1 Month LIBOR USD + 1.500%), 6/15/35 (c)(k)	750,000	752,591
Cherrywood SB Commercial Mortgage Loan Trust
Series 2016-1A, Class AFL, 4.610%
(1 Month LIBOR USD + 2.650%), 3/25/49 (c)(d)(k)	333,298	333,298
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.419%
(1 Month LIBOR USD + 0.500%), 5/15/31 (c)(k)	171,322	167,345
Cold Storage Trust
Series 2017-ICE3, Class D, 4.019%
(1 Month LIBOR USD + 2.100%), 4/15/36 (c)(k)	500,000	506,737
Colony American Finance Ltd.
Series 2015-1, Class C, 4.833%, 10/15/47 (c)	445,000	456,804
Colony Starwood Homes Trust
Series 2016-2A, Class A, 3.169%
(1 Month LIBOR USD + 1.250%), 12/17/33 (c)(k)	489,879	493,973
COMM Mortgage Trust
Series 2014-FL4, Class C, 3.524%
(1 Month LIBOR USD + 1.950%), 7/13/31 (c)(k)	62,349	61,984
Credit Suisse Mortgage Trust
Series 2006-OMA, Class B1, 5.466%, 5/15/23 (c)	461,063	468,558
DBCG Mortgage Trust
Series 2017-BBG, Class C, 2.919%
(1 Month LIBOR USD + 1.000%), 6/15/34 (c)(k)	350,000	350,866

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
FREMF Mortgage Trust
Series 2018-KF43, Class B, 4.059%
(1 Month LIBOR USD + 2.150%), 1/25/28 (c)(k)	$250,000	$250,469
GE Business Loan Trust
Series 2007-1A, Class A, 2.089%
(1 Month LIBOR USD + 0.170%), 4/16/35 (c)(k)	403,192	394,342
GPMT Ltd.
Series 2018-FL1, Class A, 2.796%
(1 Month LIBOR USD + 0.900%), 11/21/35 (c)(k)	500,000	500,623
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class E, 3.419%
(1 Month LIBOR USD + 1.500%), 7/15/32 (c)(k)	500,000	502,630
Home Partners of America Trust
Series 2016-2, Class D, 4.939%
(1 Month LIBOR USD + 3.000%), 10/17/33 (c)(k)	500,000	505,523
Series 2018-1, Class A, 2.834%
(1 Month LIBOR USD + 0.900%), 7/17/37 (c)(k)	500,000	503,750
IMT Trust
Series 2017-APTS, Class DFL, 3.469%
(1 Month LIBOR USD + 1.550%), 6/15/34 (c)(k)	500,000	501,193
Invitation Homes Trust
Series 2017-SFR2, Class A, 2.789%
(1 Month LIBOR USD + 0.850%), 12/17/36 (c)(k)	497,716	499,027
Series 2017-SFR2, Class C, 3.389%
(1 Month LIBOR USD + 1.450%), 12/17/36 (c)(k)	500,000	504,656
Series 2017-SFR2, Class F, 4.939%
(1 Month LIBOR USD + 3.000%), 12/17/36 (c)(k)	500,000	509,987
Series 2018-SFR1, Class D, 3.369%
(1 Month LIBOR USD + 1.450%), 3/17/37 (c)(k)	500,000	503,987
Series 2018-SFR1, Class E, 3.919%
(1 Month LIBOR USD + 2.000%), 3/17/37 (c)(k)	515,000	519,975
Series 2018-SFR1, Class F, 4.419%
(1 Month LIBOR USD + 2.500%), 3/17/37 (c)(k)	275,000	278,141
Series 2018-SFR2, Class F, 4.146%
(1 Month LIBOR USD + 2.250%), 6/17/37 (c)(k)	620,000	625,081
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-1A, Class M2, 2.390%
(1 Month LIBOR USD + 0.430%), 4/25/31 (c)(k)	762,090	754,258
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A, 3.068%
(1 Month LIBOR USD + 1.130%), 5/15/28 (c)(k)	750,000	752,604
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class AJ, 4.770%, 7/15/56	9,357	9,332

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
Progress Residential Trust
Series 2016-SFR1, Class C, 4.439%
(1 Month LIBOR USD + 2.500%), 9/17/33 (c)(k)	$560,000	$563,284
Series 2016-SFR1, Class E, 5.789%
(1 Month LIBOR USD + 3.850%), 9/17/33 (c)(k)	500,000	506,753
Series 2016-SFR1, Class F, 6.939%
(1 Month LIBOR USD + 5.000%), 9/17/33 (c)(k)	475,000	482,094
Series 2016-SFR2, Class C, 4.139%
(1 Month LIBOR USD + 2.200%), 1/17/34 (c)(k)	220,000	222,083
Series 2016-SFR2, Class F, 6.159%
(1 Month LIBOR USD + 4.220%), 1/17/34 (c)(k)	615,000	629,155
Starwood Waypoint Homes Trust
Series 2017-1, Class A, 2.869%
(1 Month LIBOR USD + 0.950%), 1/17/35 (c)(k)	497,693	500,833
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33 (c)	500,000	498,106
Velocity Commercial Capital Loan Trust
Series 2015-1, Class AFL, 4.390%
(1 Month LIBOR USD + 2.430%), 6/25/45 (c)(d)(k)	106,951	107,753
Series 2016-1, Class AFL, 4.410%
(1 Month LIBOR USD + 2.450%), 4/25/46 (c)(k)	118,366	120,385
Series 2017-2, Class AFL, 2.797%
(1 Month LIBOR USD + 0.900%), 11/25/47 (c)(k)	470,840	474,004
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $19,099,684)		19,123,943

RESIDENTIAL MORTGAGE-BACKED SECURITIES – AGENCY – 2.1%
FHLMC
Series 129, Class H, 8.850%, 3/15/21	4,041	4,066
FHLMC REMIC Trust
Series 3823, Class GA, 3.500%, 1/15/26	9,094	9,161
Series 3834, Class GA, 3.500%, 3/15/26	14,035	14,197
Series T-62, Class 1A1, 2.664%
(12 Month US Treasury Average + 1.200%), 10/25/44 (k)	229,395	229,519
FNMA
7.500%, 7/1/18, #382521	354,666	357,090
FNMA REMIC Trust
Series 2010-137, Class MC, 3.000%, 10/25/38	24,408	24,330
FNMA TBA
2.500%, 6/15/28 (l)	850,000	828,699

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
GNMA
Series 2008-55, Class WT, 5.422%, 6/20/37 (a)	$16,811	$17,543
Series 2010-144, Class DK, 3.500%, 9/16/39	90,083	90,706
Series 2010-150, Class GD, 2.500%, 9/20/39	37,050	36,716
Series 2010-14, Class QP, 6.000%, 12/20/39	1,266	1,271
Total Residential Mortgage-Backed Securities – Agency
(cost $1,604,011)		1,613,298

RESIDENTIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 25.1%
Accredited Mortgage Loan Trust
Series 2002-2, Class A3, 2.960%
(1 Month LIBOR USD + 1.000%), 1/25/33 (k)	213,310	208,402
Argent Securities, Inc.
Series 2003-W7, Class M2, 4.585%
(1 Month LIBOR USD + 2.625%), 3/25/34 (k)	385,295	384,425
BCMSC Trust
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,686	32,382
Bear Stearns ALT-A Trust
Series 2005-7, Class 11A1, 2.500%
(1 Month LIBOR USD + 0.540%), 8/25/35 (k)	401,104	401,883
Bear Stearns Asset Backed Securities I Trust
Series 2005-CL1, Class A1, 1.939%
(1 Month LIBOR USD + 0.500%), 9/25/34 (k)	539,266	522,911
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.216%, 3/25/31 (a)	54,802	54,918
Bellemeade Re Ltd.
Series 2018-1A, Class M1B, 3.568%
(1 Month LIBOR USD + 1.600%), 4/25/28 (c)(k)	750,000	752,726
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 2.580%
(1 Month LIBOR USD + 0.620%), 3/25/34 (k)	465,452	418,248
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (h)	33,057	33,093
Civic Mortgage LLC
Series 2018-1, Class A1, 3.892%, 6/25/22 (c)(m)	500,000	501,250
COLT Funding LLC
Series 2018-2, Class M1, 4.189%, 7/27/48 (a)(c)	750,000	749,986
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28	279,267	287,460

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
Countrywide Alternative Loan Trust
Series 2006-28CB, Class A19, 2.360%
(1 Month LIBOR USD + 0.400%), 10/25/36 (k)	$584,772	$388,656
Countrywide Asset-Backed Certificates
Series 2007-8, Class 2A3, 2.150%
(1 Month LIBOR USD + 0.190%), 11/25/37 (k)	486,205	478,452
Credit Suisse Mortgage Trust
Series 2017-HL1, Class A3, 3.500%, 6/25/47 (a)(c)	442,404	440,858
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (h)	8	8
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2, 7.210%
(1 Month LIBOR USD + 5.250%), 10/25/23 (k)	500,000	579,189
Series 2014-C04, Class 1M2, 6.860%
(1 Month LIBOR USD + 4.900%), 11/25/24 (k)	464,030	531,624
Series 2014-C04, Class 2M2, 6.960%
(1 Month LIBOR USD + 5.000%), 11/25/24 (k)	364,163	409,777
Series 2017-C06, Class 1M2A, 4.610%
(1 Month LIBOR USD + 2.650%), 2/25/30 (d)(k)	622,000	647,813
Freddie Mac Structured Agency
Series 2018-HRP1, Class M2A, 3.589%
(1 Month LIBOR USD + 1.650%), 4/25/43 (c)(k)	500,000	505,372
Freddie Mac Structured Agency Credit Risk
Series 2013-DN1, Class M1, 5.360%
(1 Month LIBOR USD + 3.400%), 7/25/23 (k)	668,324	672,606
Series 2013-DN2, Class M2, 6.210%
(1 Month LIBOR USD + 4.250%), 11/25/23 (k)	485,601	540,367
Series 2014-HQ2, Class M2, 4.160%
(1 Month LIBOR USD + 2.200%), 9/25/24 (k)	420,823	434,761
Series 2015-DNA1, Class M2, 3.810%
(1 Month LIBOR USD + 1.850%), 10/25/27 (k)	500,000	510,613
Series 2017-HRP1, Class M2, 4.410%
(1 Month LIBOR USD + 2.450%), 12/25/42 (k)	750,000	774,602
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	112,395	114,525
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (h)	33,824	33,013
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (h)	213,278	215,017
Series 2002-9F, Class M1, 5.867%, 12/25/32 (h)	31,949	32,198
JP Morgan Alternative Loan Trust
Series 2005-A2, Class 1A1, 2.480%
(1 Month LIBOR USD + 0.520%), 1/25/36 (k)	233,563	231,833

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount	Value
JP Morgan Mortgage Trust
Series 2015-1, Class B3, 2.849%, 12/25/44 (a) (c)	$511,117	$502,258
Lehman Mortgage Trust
Series 2008-4, Class A1, 2.340%
(1 Month LIBOR USD + 0.380%), 1/25/37 (k)	1,060,182	553,432
LSTAR Securities Investment Ltd.
Series 2017-6, Class A, 3.657%
(1 Month LIBOR USD + 1.750%), 9/1/22 (c)(k)	587,789	593,013
Series 2017-9R, Class A, 4.580%
(1 Month LIBOR USD + 0.000%), 9/5/22 (c)(d)(k)	750,000	750,000
Series 2017-6R, Class A, 4.535%
(1 Month LIBOR USD + 0.000%), 9/6/22 (c)(k)	750,000	751,007
Series 2017-7, Class A, 3.657%
(1 Month LIBOR USD + 1.750%), 10/1/22 (c)(k)	96,132	96,506
Series 2017-9, Class A, 3.457%
(1 Month LIBOR USD + 1.550%), 12/1/22 (c)(k)	47,203	47,195
Series 2018-2, Class A1, 3.407%
(1 Month LIBOR USD + 1.500%), 4/1/23 (c)(k)	491,739	492,404
Morgan Stanley Resecuritization Trust
Series 2014-R8, Class 2A, 2.057%
(1 Month LIBOR USD + 0.160%), 6/26/47 (c)(k)	493,687	493,405
Radnor RE Ltd.
Series 2018-1, Class M1, 3.368%
(1 Month LIBOR USD + 1.400%), 3/25/28 (c)(k)	750,000	751,997
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 2.860%
(1 Month LIBOR USD + 0.900%), 8/25/34 (k)	167,279	165,926
Soundview Home Loan Trust
Series 2006-OPT3, Class 2A3, 2.130%
(1 Month LIBOR USD + 0.170%), 6/25/36 (k)	245,136	242,278
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2003-31A, Class 2A1, 3.669%, 10/25/33 (a)	349,287	356,390
Towd Point Mortgage Trust
Series 2017-5, Class M2, 3.460%
(1 Month LIBOR USD + 1.500%), 2/25/57 (c)(k)	500,000	511,261
Series 2015-2, Class 1A2, 3.250%, 11/25/60 (a)(c)	200,000	197,877
UCFC Home Equity Loan
Series 1998-D, Class MF1, 6.905%, 4/15/30	5,243	5,371
VOLT LXII LLC
Series 2017-NPL9, Class A1, 3.125%, 9/25/47 (c)(m)	636,148	632,770
VOLT XXXVIII LLC
Series 2015-NPL12, Class A1, 3.875%, 9/25/45 (c)(m)	361,640	362,094

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount/Shares	Value
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	$103,152	$104,187
Total Residential Mortgage-Backed
Securities – Non-Agency (cost $19,428,476)		19,498,339

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS – 0.7%
BasePoint – BP SLL Trust, Series SPL-IV,
10.000%, 5/31/19 (d)(e)	56,563	56,563
BasePoint – BP SLL Trust, Series SPL-III,
9.500%, 12/31/19 (d)(f)	412,749	412,749
BasePoint – BP SLL Trust, Series SPL-IV,
9.500%, 12/31/19 (d)(g)	55,994	55,994
Total Private Placement Participation Agreements
(cost $525,306)		525,306

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited), Continued

	Principal
	Amount/Shares	Value
SHORT-TERM INVESTMENTS – 14.4%
Federal Home Loan Bank, 1.50%, 6/1/18 (j)	$2,000,000	$2,000,000
First American Government
Obligations Fund – Class Z, 1.60% (b)	7,206,465	7,206,465
U.S. Treasury Bill, 1.55%, 6/14/18 (j)	2,000,000	1,998,862
Total Short-Term Investments (cost $11,205,346)		11,205,327
Total Investments (cost $82,097,146) – 105.8%		82,244,428
Liabilities less Other Assets – (5.8)%		(4,510,458)
TOTAL NET ASSETS – 100.0%		$77,733,970

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of May 31, 2018.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2018.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” The Fund’s investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2018, the value of these investments was $56,164,948 or 72.3% of total net assets.

(d)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.  Value determined using significant unobservable inputs. As of May 31, 2018, the total value of fair valued securities was $3,285,713 or 4.2% of total net assets.

(e)
Security is restricted.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-IV. As of May 31, 2018, the value of this investment was $56,563 or 0.1% of total net assets.

(f)
Security is restricted.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-III. As of May 31, 2018, the value of this investment was $412,749 or 0.5% of total net assets.

(g)
Security is restricted.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-IV. As of May 31, 2018, the value of this investment was $55,994 or 0.1% of total net assets.

(h)
Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of May 31, 2018.

(i)	Interest only security.
(j)	Rate shown is the discount rate at May 31, 2018.
(k)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2018.
(l)	Security purchased on a when-issued basis. As of May 31, 2018, the total cost of investments purchased on a when-issued basis was $823,105 or 1.1% of total net assets.
(m)	The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of May 31, 2018.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddi Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2018 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
ASSETS
Investments in securities, at value
(identified cost $1,623,630,119
and $82,097,146, respectively)	$1,622,035,578	$82,244,428
Cash	3,291	—
Receivables
Fund shares issued	11,959,741	920,118
Securities sold	—	228
Interest	3,212,039	165,646
Prepaid expenses	111,131	23,987
Total assets	1,637,321,780	83,354,407
LIABILITIES
Payables
Dividends	2,535,214	20,856
Investments purchased	33,267,915	5,213,059
Fund shares redeemed	3,486,381	293,676
Due to Custodian	—	7,710
Due to Adviser	777,359	7,316
12b-1 distribution fees	71,762	9,896
Custody fees	24,574	1,725
Administration and fund accounting fees	232,963	34,751
Transfer agent fees and expenses	156,759	14,521
Chief Compliance Officer fee	2,238	2,238
Audit fees	12,324	10,971
Trustee fees and expenses	1,489	619
Accrued expenses	34,492	3,099
Total liabilities	40,603,470	5,620,437
NET ASSETS	$1,596,718,310	$77,733,970

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2018 (Unaudited), Continued

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$24,772,335
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	2,322,360
Net asset value and
redemption price per share	$10.67
Maximum offering price per share (Net asset
value per share divided by 98.00%)	$10.89
Investor Class
Net assets applicable to shares outstanding	$188,432,102	$26,760,180
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	17,669,706	2,703,087
Net asset value, offering and
redemption price per share	$10.66	$9.90
Institutional Class
Net assets applicable to shares outstanding	$1,383,513,873	$50,973,790
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	129,635,627	5,146,534
Net asset value, offering and
redemption price per share	$10.67	$9.90

COMPONENTS OF NET ASSETS
Paid-in capital	$1,608,068,068	$79,276,981
Accumulated net investment income/(loss)	(1,318,952)	16,510
Accumulated net realized
loss from investments	(8,436,265)	(1,706,803)
Net unrealized appreciation/(depreciation)
on investments	(1,594,541)	147,282
Net assets	$1,596,718,310	$77,733,970

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

(This Page Intentionally Left Blank.)

SEMPER FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2018 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
INVESTMENT INCOME
Income
Interest	$42,222,937	$928,579
Total income	42,222,937	928,579

Expenses
Advisory fees (Note 4)	3,328,473	103,285
Transfer agent fees and expenses (Note 4)	611,483	35,817
Administration and fund
accounting fees (Note 4)	430,236	68,648
12b-1 fees – Class A (Note 5)	29,160	—
12b-1 fees – Investor Class (Note 5)	154,519	23,652
Custody fees (Note 4)	70,913	5,958
Registration fees	70,631	13,582
Shareholder reporting	28,818	879
Trustees fees and expenses	13,366	6,400
Audit fees	12,325	11,371
Miscellaneous	11,036	1,509
Insurance expense	7,357	1,099
Legal fees (Note 4)	5,718	3,513
Chief Compliance Officer fee (Note 4)	4,488	4,489
Total expenses	4,778,523	280,202
Advisory fee waiver (Note 4)	—	(79,490)
Net expenses	4,778,523	200,712
Net investment income	37,444,414	727,867

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	785,130	(65,994)
Net change in unrealized
appreciation/(depreciation) on investments	(824,607)	41,365
Net realized and unrealized
loss on investments	(39,477)	(24,629)
Net Increase in Net Assets
Resulting from Operations	$37,404,937	$703,238

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2018	Year Ended
	(Unaudited)	November 30, 2017
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$37,444,414	$37,325,945
Net realized gain from investments	785,130	5,110,284
Net change in unrealized
appreciation/(depreciation) on investments	(824,607)	10,311,471
Net increase in net assets
resulting from operations	37,404,937	52,747,700

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(694,444)	(636,281)
Investor Class	(3,630,713)	(4,288,413)
Institutional Class	(35,572,938)	(38,472,654)
Total distributions to shareholders	(39,898,095)	(43,397,348)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	472,986,847	564,333,870
Total increase in net assets	470,493,689	573,684,222

NET ASSETS
Beginning of period	1,126,224,621	552,540,399
End of period	$1,596,718,310	$1,126,224,621
Accumulated net investment income/(loss)	$(1,318,952)	$1,134,729

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Class A
	Six Months Ended		Year Ended
	May 31, 2018 (Unaudited)		November 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	440,627	$4,704,963	2,745,662	$29,182,328
Shares issued on
reinvestments of
distributions	62,527	667,168	57,165	608,553
Shares redeemed	(133,689)	(1,427,093)	(1,473,211)	(15,623,142)
Net increase	369,465	$3,945,038	1,329,616	$14,167,739

Investor Class
	Six Months Ended		Year Ended
	May 31, 2018 (Unaudited)		November 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	12,304,958	$131,215,176	4,623,666	$49,179,718
Shares issued on
reinvestments of
distributions	307,937	3,284,793	371,838	3,956,017
Shares redeemed	(4,028,499)	(42,948,788)	(3,447,058)	(36,640,171)
Net increase	8,584,396	$91,551,181	1,548,446	$16,495,564

Institutional Class
	Six Months Ended		Year Ended
	May 31, 2018 (Unaudited)		November 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	49,857,286	$532,189,150	70,324,367	$748,270,887
Shares issued on
reinvestments of
distributions	2,216,087	23,657,506	2,584,407	27,545,546
Shares redeemed	(16,706,162)	(178,356,028)	(22,751,658)	(242,145,866)
Net increase	35,367,211	$377,490,628	50,157,116	$533,670,567

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2018	Year Ended
	(Unaudited)	November 30, 2017
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$727,867	$1,079,515
Net realized gain/(loss) from investments
and securities sold short	(65,994)	159,337
Net change in unrealized appreciation
on investments	41,365	104,380
Net increase in net assets
resulting from operations	703,238	1,343,232

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(241,545)	(132,236)
Institutional Class	(582,729)	(1,242,686)
Total distributions to shareholders	(824,274)	(1,374,922)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	21,063,317	14,472,907
Total increase in net assets	20,942,281	14,441,217

NET ASSETS
Beginning of period	56,791,689	42,350,472
End of period	$77,733,970	$56,791,689
Accumulated net investment income	$16,510	$112,917

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class
	Six Months Ended		Year Ended
	May 31, 2018 (Unaudited)		November 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,845,028	$18,257,693	1,900,969	$18,823,321
Shares issued on
reinvestments of
distributions	19,844	196,384	9,493	94,060
Shares redeemed	(581,856)	(5,759,753)	(531,159)	(5,263,990)
Net increase	1,283,016	$12,694,324	1,379,303	$13,653,391

Institutional Class
	Six Months Ended		Year Ended
	May 31, 2018 (Unaudited)		November 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	4,114,356	$40,756,622	2,149,773	$21,315,554
Shares issued on
reinvestments of
distributions	53,562	530,492	124,138	1,227,213
Shares redeemed	(3,322,980)	(32,918,121)	(2,195,734)	(21,723,251)
Net increase	844,938	$8,368,993	78,177	$819,516

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Class A
				December 18,
	Six Months		Year	2015*
	Ended		Ended	through
	May 31, 2018		November 30,	November 30,
	(Unaudited)		2017	2016
Net asset value, beginning of period	$10.69		$10.56	$10.92

Income from investment operations:
Net investment income^	0.30	^	0.44	0.56
Net realized and unrealized
gain/(loss) on investments	(0.00	)#	0.21	(0.28)
Total from investment operations	0.30		0.65	0.28

Less distributions:
From net investment income	(0.32)		(0.52)	(0.64)
Total distributions	(0.32)		(0.52)	(0.64)
Net asset value, end of period	$10.67		$10.69	$10.56

Total return	2.82	%+	6.34%	2.66	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$24,772		$20,873	$6,582
Ratio of expenses to average net assets:
Before recoupment and fee waiver	0.96	%++	0.94%**	1.01	%++
After recoupment and fee waiver	0.96	%++	0.95%**	1.00	%++
Ratio of net investment income to average net assets:
Before recoupment and fee waiver	5.63	%++	4.15%	5.58	%++
After recoupment and fee waiver	5.63	%++	4.14%	5.59	%++
Portfolio turnover rate	94	%+	238%	135	%+†

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
†	Portfolio turnover rate calculated for the year ended November 30, 2016.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.
#	Less than $0.01.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class
	Six Months						July 22, 2013*
	Ended						through
	May 31, 2018		Year Ended November 30,				November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value,
beginning of period	$10.69		$10.56	$10.91	$11.08	$10.75	$10.00

Income from
investment operations:
Net investment income	0.29	^	0.45 ^	0.58 ^	0.51 ^	0.55 ^	0.08
Net realized and unrealized
gain/(loss) on investments	0.00	#	0.20	(0.30)	(0.05)	0.38	0.75
Total from
investment operations	0.29		0.65	0.28	0.46	0.93	0.83

Less distributions:
From net investment income	(0.32)		(0.52)	(0.63)	(0.56)	(0.57)	(0.08)
From net realized
gain on investments	—		—	—	(0.07)	(0.03)	—
Total distributions	(0.32)		(0.52)	(0.63)	(0.63)	(0.60)	(0.08)
Net asset value, end of period	$10.66		$10.69	$10.56	$10.91	$11.08	$10.75

Total return	2.72	%+	6.34%	2.67%	4.26%	8.84%	8.31	%+

Ratios/supplemental data:
Net assets, end of
period (thousands)	$188,432		$97,089	$79,614	$67,073	$26,121	$2,969
Ratio of expenses to
average net assets:
Before fee waiver, expense
reimbursement and
recoupment	0.97	%++	0.94%**	0.97%	0.99%	1.12%	3.80	%++
After fee waiver, expense
reimbursement and
recoupment	0.97	%++	0.95%**	1.00%	1.00%	1.00%	1.00	%++
Ratio of net investment income to
average net assets:
Before fee waiver, expense
reimbursement and
recoupment	5.45	%++	4.20%	5.45%	4.65%	4.83%	1.45	%++
After fee waiver, expense
reimbursement and
recoupment	5.45	%++	4.19%	5.42%	4.64%	4.95%	4.25	%++
Portfolio turnover rate	94	%+	238%	135%	166%	142%	114	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.
#	Less than $0.01.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months						July 22, 2013*
	Ended						through
	May 31, 2018		Year Ended November 30,				November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value,
beginning of period	$10.70		$10.57	$10.92	$11.09	$10.75	$10.00

Income from
investment operations:
Net investment income	0.31	^	0.47 ^	0.60 ^	0.54 ^	0.58 ^	0.08
Net realized and unrealized
gain/(loss) on investments	(0.01)		0.21	(0.30)	(0.05)	0.38	0.75
Total from
investment operations	0.30		0.68	0.30	0.49	0.96	0.83

Less distributions:
From net investment income	(0.33)		(0.55)	(0.65)	(0.59)	(0.59)	(0.08)
From net realized
gain on investments	—		—	—	(0.07)	(0.03)	—
Total distributions	(0.33)		(0.55)	(0.65)	(0.66)	(0.62)	(0.08)
Net asset value, end of period	$10.67		$10.70	$10.57	$10.92	$11.09	$10.75

Total return	2.87	%+	6.59%	2.92%	4.51%	9.18%	8.35	%+

Ratios/supplemental data:
Net assets, end of
period (thousands)	$1,383,514		$1,008,263	$466,344	$360,443	$126,607	$30,576
Ratio of expenses to
average net assets:
Before fee waiver, expense
reimbursement and
recoupment	0.71	%++	0.70%**	0.73%	0.74%	0.89%	3.65	%++
After fee waiver, expense
reimbursement and
recoupment	0.71	%++	0.70%**	0.75%	0.75%	0.75%	0.75	%++
Ratio of net investment income to
average net assets:
Before fee waiver, expense
reimbursement and
recoupment	5.83	%++	4.37%	5.68%	4.88%	5.10%	1.54	%++
After fee waiver, expense
reimbursement and
recoupment	5.83	%++	4.37%	5.66%	4.87%	5.24%	4.44	%++
Portfolio turnover rate	94	%+	238%	135%	166%	142%	114	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	May 31,
	2018		Year Ended November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.92		$9.92	$10.00	$10.19	$10.23	$10.39

Income from investment operations:
Net investment income	0.12	^	0.20 ^	0.24 ^	0.29 ^	0.13 ^	0.13
Net realized and unrealized
gain/(loss) on investments	(0.01)		0.08	(0.07)	(0.16)	0.06	(0.11)
Total from investment operations	0.11		0.28	0.17	0.13	0.19	0.02

Less distributions:
From net investment income	(0.13)		(0.28)	(0.25)	(0.31)	(0.21)	(0.15)
From net realized
gain on investments	—		—	—	(0.01)	(0.02)	(0.03)
Total distributions	(0.13)		(0.28)	(0.25)	(0.32)	(0.23)	(0.18)
Net asset value, end of period	$9.90		$9.92	$9.92	$10.00	$10.19	$10.23

Total return	1.08	%+	2.90%	1.77%	1.23%	1.86%	0.18%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$26,760		$14,088	$405	$1,591	$907	$1,173
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.12	%++	1.22%*	1.21%	1.35%	1.84%	2.91%
After fee waiver and
expense reimbursement#	0.85	%++	0.88%*	0.85%	1.02%	1.13%	0.92%
Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	2.08	%++	1.69%	2.07%	2.59%	0.58%	(0.69)%
After fee waiver and
expense reimbursement	2.35	%++	2.03%	2.43%	2.92%	1.29%	1.30%
Portfolio turnover rate	72	%+	141%	108%	56%	92%	108%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excluding interest expense, the ratio of expenses to average net assets would have been 0.85% for each of the years ended November 30, 2015, 2014, and 2013.
*	Includes extraordinary expenses of 0.03% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	May 31,
	2018		Year Ended November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.93		$9.93	$10.01	$10.20	$10.24	$10.40

Income from investment operations:
Net investment income	0.12	^	0.24 ^	0.25 ^	0.32 ^	0.24 ^	0.16
Net realized and unrealized
gain/(loss) on investments	(0.01)		0.07	(0.05)	(0.17)	(0.03)	(0.12)
Total from investment operations	0.11		0.31	0.20	0.15	0.21	0.04

Less distributions:
From net investment income	(0.14)		(0.31)	(0.28)	(0.33)	(0.23)	(0.17)
From net realized
gain on investments	—		—	—	(0.01)	(0.02)	(0.03)
Total distributions	(0.14)		(0.31)	(0.28)	(0.34)	(0.25)	(0.20)
Net asset value, end of period	$9.90		$9.93	$9.93	$10.01	$10.20	$10.24

Total return	1.12	%+	3.16%	2.04%	1.48%	2.11%	0.42%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$50,974		$42,704	$41,946	$43,016	$61,232	$51,382
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	0.87	%++	0.97%*	0.98%	1.14%	1.06%	1.15%
After fee waiver and
expense reimbursement#	0.60	%++	0.61%*	0.60%	0.81%	0.90%	0.68%
Ratio of net investment income
to average net assets:
Before fee waiver and
expense reimbursement	2.25	%++	2.08%	2.11%	2.82%	2.14%	1.09%
After fee waiver and
expense reimbursement	2.52	%++	2.44%	2.49%	3.15%	2.30%	1.56%
Portfolio turnover rate	72	%+	141%	108%	56%	92%	108%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excluding interest expense, the ratio of expenses to average net assets would have been 0.60% for each of the years ended November 30, 2015, 2014, and 2013.
*	Includes extraordinary expenses of 0.031% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Semper MBS Total Return Fund and the Semper Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  Prior to March 31, 2014, the Semper Short Duration Fund was a series of Forum Funds. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Semper MBS Total Return Fund (“Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation.  The investment objective of the Semper Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital.  Each Fund currently offers Investor Class shares and Institutional Class shares and the Total Return Fund offers Class A shares.  The Total Return Fund Class A shares may be subject to a 2.00% front-end sales load.  The Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013 and the Class A shares commenced operations on December 18, 2015.  The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017, or expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of high amortized cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.  Distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds declare dividends from net investment income daily and distribute the dividends to shareholders monthly.  The Funds distribute any realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Restricted Securities:  The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  Restricted securities, such as those issued pursuant to Rule 144A under the Securities Act of 1933, may be deemed to be liquid as determined by Semper Capital Management, L.P. (the “Adviser”).  The Adviser has deemed that all securities issued pursuant to Rule 144A are liquid as of May 31, 2018.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

E.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At May 31, 2018, the Total Return Fund and the Short Duration Fund had investments in illiquid securities with a total value of $3,093,334 or 0.2% of net assets and $525,306 or 0.7% of net assets, respectively.

		Dates	Cost
Total Return Fund	PAR	Acquired	Basis
BasePoint – BP SLL Trust,
Series SPL-IV, due 5/31/19	$226,254	6/16	$226,254
BasePoint – BP SLL Trust,
Series SPL-III, due 12/31/19	2,071,030	7/17-10/17	2,071,030
CCTC Acquisition
Partners LLC Note	750,000	2/18	750,000

		Dates	Cost
Short Duration Fund	PAR	Acquired	Basis
BasePoint – BP SLL Trust,
Series SPL-IV, due 5/31/19	$56,563	6/16	$56,563
BasePoint – BP SLL Trust,
Series SPL-III, due 12/31/19	412,749	12/16	412,749
BasePoint – BP SLL Trust,
Series SPL-IV, due 12/31/19	55,994	12/16	55,994

F.
Repurchase Agreements:  Under a master repurchase agreement with a broker counterparty and custodian, each Fund may enter into transactions whereby the Fund purchases securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreement”).  The Funds, through the custodian, take possession of securities collateralizing the repurchase agreement, the fair value of which exceeds the amount of the repurchase transaction, including accrued interest.  If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The Funds did not hold repurchase agreements during the six months ended May 31, 2018.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

G.
Short Sales:  The Funds are authorized to make short sales of securities. In a typical short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, a Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. A Fund is said to have a “short position” in the securities sold until it delivers them to the broker. Until the security is replaced, the proceeds of the short sale are retained by the broker, and a Fund is required to pay to the broker a negotiated portion of any interest which accrues during the period of the loan. To meet current margin requirements, a Fund may also be required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position.  A Fund is also required to segregate or earmark liquid assets on its books to cover its obligation to return the security.

The adviser will generally sell securities short in conjunction with long positions with similar characteristics for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) or for capturing differences in value between two securities, and not for forecasting the market’s direction.  In many instances, the Funds will utilize forward-settling sales of agency residential mortgage-backed securities where the underlying pools of mortgage loans are To Be Announced (“TBA”) securities for these short selling activities.  The Funds did not sell securities short during the six months ended May 31, 2018.

H.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

I.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2018, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies:  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

U.S. Government Securities:  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities:  U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service provider using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2018:

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

Total Return Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities –
Non-Agency	$—	$72,951,780	$—	$72,951,780
Asset-Backed
Securities –
Real Estate	—	3,833,235	2,515,976	6,349,211
Collateralized Debt
Obligations	—	—	10,399,157	10,399,157
Collateralized Loan
Obligations	—	41,094,493	4,950,000	46,044,493
Commercial
Mortgage-Backed
Securities – Agency	—	226,939	—	226,939
Commercial
Mortgage-Backed
Securities –
Non-Agency	—	314,609,511	9,802,811	324,412,322
Corporate Bonds	—	16,672,990	796,050	17,469,040
Residential
Mortgage-Backed
Securities – Agency	—	388,125	—	388,125
Residential
Mortgage-Backed
Securities –
Non-Agency	—	1,022,708,980	78,044,541	1,100,753,521
Total Fixed Income	—	1,472,486,053	106,508,535	1,578,994,588
Private Placement
Participation
Agreements	—	—	2,297,284	2,297,284
Short-Term
Investments	40,743,706	—	—	40,743,706
Total Investments	$40,743,706	$1,472,486,053	$108,805,819	$1,622,035,578

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

Short Duration Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities – Agency	$—	$94,734	$—	$94,734
Asset-Backed
Securities – Non-Agency	—	12,237,657	189,913	12,427,570
Asset-Backed
Securities – Real Estate	—	1,083,294	—	1,083,294
Collateralized Debt
Obligations	—	—	231,880	231,880
Collateralized Loan
Obligations	—	15,934,590	499,750	16,434,340
Commercial
Mortgage-Backed
Securities – Agency	—	6,397	—	6,397
Commercial
Mortgage-Backed
Securities – Non-Agency	—	18,682,892	441,051	19,123,943
Residential
Mortgage-Backed
Securities – Agency	—	1,613,298	—	1,613,298
Residential
Mortgage-Backed
Securities – Non-Agency	—	18,100,526	1,397,813	19,498,339
Total Fixed Income	—	67,753,388	2,760,407	70,513,795
Private Placement
Participation
Agreements	—	—	525,306	525,306
Short-Term Investments	7,206,465	3,998,862	—	11,205,327
Total Investments	$7,206,465	$71,752,250	$3,285,713	$82,244,428

Refer to each Fund’s schedule of investments for a detailed break-out of securities by type.  Transfers between levels are recognized at May 31, 2018, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

The following is a reconciliation of the Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Total Return Fund

	Investments in Securities, at Value
	Asset-	Asset-
	Backed	Backed	Collateralized	Collateralized
	Securities –	Securities –	Debt	Loan
	Non-Agency	Real Estate	Obligations	Obligations
Balance as of November 30, 2017	$1,987,500	$4,119,573	$10,430,358	$4,950,000
Accrued discounts/premiums	—	9	40,298	(2,632)
Realized gain/(loss)	—	—	63,373	—
Change in unrealized
appreciation/(depreciation)	(10,076)	66,394	365,410	2,632
Purchases	—	—	—	—
Sales	—	(1,670,000)	(500,282)	—
Transfers in and/or out of Level 3	(1,977,424)	—	—	—
Balance as of May 31, 2018	$—	$2,515,976	$10,399,157	$4,950,000

				Private
	Commercial		Residential	Placement
	MBS –	Corporate	MBS –	Participation
	Non-Agency	Bonds	Non-Agency	Agreements
Balance as of November 30, 2017	$21,661,962	$—	$76,279,603	$2,872,548
Accrued discounts/premiums	73,905	—	1,672,112	—
Realized gain/(loss)	123,386	—	836,406	—
Change in unrealized
appreciation/(depreciation)	194,554	46,050	(1,460,436)	—
Purchases	13,179,444	750,000	58,271,475	—
Sales	(7,280,774)	—	(30,756,506)	(575,264)
Transfers in and/or out of Level 3	(18,149,666)	—	(26,798,113)	—
Balance as of May 31, 2018	$9,802,811	$796,050	$78,044,541	$2,297,284

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2018, and still classified as level 3 was $525,542.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Asset-	Asset-
	Backed	Backed	Collateralized	Collateralized
	Securities –	Securities –	Debt	Loan
	Non-Agency	Real Estate	Obligations	Obligations
Balance as of November 30, 2017	$283,887	$149,064	$244,933	$—
Accrued discounts/premiums	(11)	—	2,297	—
Realized gain/(loss)	120	—	5,034	—
Change in unrealized
appreciation/(depreciation)	(862)	936	11,540	(250)
Purchases	—	—	—	500,000
Sales	(93,221)	(150,000)	(31,924)	—
Transfers in and/or out of Level 3	—	—	—	—
Balance as of May 31, 2018	$189,913	$—	$231,880	$499,750

				Private
		Commercial	Residential	Placement
		MBS –	MBS –	Participation
		Non-Agency	Non-Agency	Agreements
Balance as of November 30, 2017		$1,032,296	$896,647	$694,861
Accrued discounts/premiums		—	(2,162)	—
Realized gain/(loss)		163	313	—
Change in unrealized
appreciation/(depreciation)		1,155	3,015	—
Purchases		—	750,000	—
Sales		(118,559)	(250,000)	(169,555)
Transfers in and/or out of Level 3		(474,004)	—	—
Balance as of May 31, 2018		$441,051	$1,397,813	$525,306

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2018, and still classified as level 3 was $12,153.

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds’ primary pricing services which utilize observable inputs.  The Funds’ primary pricing services were unable to provide pricing for 28 securities held on May 31, 2018.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Adviser to be a market participant.  The underlying inputs which support the broker quotes utilized by the Valuation Committee are not observable.  In addition, the primary pricing services provided a valuation based on a single broker quote for 1 other security held by the Funds.  The MBS Total Return Fund purchased a security on May 24, 2018 which was valued at cost on May 31, 2018.  Both Funds purchased a security on May 25, 2018 which was valued at cost on May 31, 2018.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

Significant unobservable valuation inputs for private placement participation agreements held in the Funds and classified as level 3 securities as of May 31, 2018, are as follows:

Total Return Fund

Investments	Value at	Valuation	Unobservable
in Securities	5/31/18	Technique(s)	Input	Input Values
Private	$226,254	Discounted	Fixed loan	This loan participation has an expected 10%
Placement		Cash Flows	participation	yield for a 3 year term (1 year remaining),
Participation			valued at	appropriate given the asset’s strong credit
Agreements –			par based on	quality offset by illiquidity. This loan
BasePoint –			deal cash flow,	participation is part of a senior secured
BP SLL Trust,			illiquidity and	credit facility backed by a series of pools of
Series SPL-IV,			short maturity.	unsecured consumer loan receivables,
10.00%,				originated by LoanMe, Inc., a specialty
Due 5/31/19				finance company that directly originates and
services high interest-bearing unsecured
consumer loans and unsecured small
business loans. Repayment of principal at
par is on schedule. Overcollateralization,
strong fundamentals of loan cash flows
support a continued price of par.

Private	$2,071,030	Discounted	Fixed loan	This senior loan participation has an
Placement		Cash Flows	participation	expected 9.5% yield for a 3 year term,
Participation			valued at	appropriate given the asset’s strong credit
Agreements –			par based on	quality offset by illiquidity. This loan
BasePoint –			deal cash flow,	participation is part of a senior secured
BP SLL Trust,			illiquidity and	credit facility backed by a series of pools of
Series SPL-III,			short maturity.	small business loans originated by LoanMe,
9.50%,				Inc., a specialty finance company that
Due 12/31/19				directly originates and services high
interest‐bearing unsecured consumer loans
and unsecured small business loans.
Repayment of principal begins December
2018 at 100. Financial strength of the
sponsor, overcollateralization, strong
fundamentals of loan cash flows support a
price of par.

Corporate	$796,050	Discounted	Convertible	Secured convertible notes with 3 year
Bonds –		Cash Flows	price, illiquid	maturity, 12% interest (Payment in-kind
CCTC			and not	in year one), convertible into CCTC shares.
Acquisition			publicly	Puttable to Black Diamond (sponsor) at
Partners LLC,			traded.	$0.10/CCTC share in year 1, $0.12/CCTC
Convertible				share in year 2, $0.15/CCTC share in year 3,
Promissory				and $0.20/CCTC share at end of year 3.
Note				CCTC shares trade publicly. CCTC is a
business involved in clean coal technology.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

Short Duration Fund

Investments	Value at	Valuation	Unobservable
in Securities	5/31/18	Technique(s)	Input	Input Values
Private	$56,563	Discounted	Fixed loan	This loan participation has an expected 10%
Placement		Cash Flows	participation	yield for a 3 year term (1 year remaining),
Participation			valued at	appropriate given the asset’s strong credit
Agreements –			par based on	quality offset by illiquidity. This loan
BasePoint			deal cash flow,	participation is part of a senior secured credit
BP SLL Trust,			illiquidity and	facility backed by a series of pools of
Series SPL-IV,			short maturity.	unsecured consumer loan receivables,
10.00%,				originated by LoanMe, Inc., a specialty
Due 5/31/19				finance company that directly originates and
services high interest‐bearing unsecured
consumer loans and unsecured small
business loans. Repayment of principal at
par remains on schedule.
Overcollateralization, strong fundamentals
of loan cash flows support a continued
price of par.

Private	$412,749	Discounted	Fixed loan	This senior loan participation has an
Placement		Cash Flows	participation	expected 9.5% yield for a 3 year term,
Participation			valued at	appropriate given the asset’s strong credit
Agreements –			par based on	quality offset by illiquidity. This loan
BasePoint –			deal cash flow,	participation is part of a senior secured
BP SLL Trust,			illiquidity and	credit facility backed by a series of pools of
Series SPL-III,			short maturity.	small business loans originated by LoanMe,
9.50%,				Inc., a specialty finance company that
Due 12/31/19				directly originates and services high
interest‐bearing unsecured consumer loans
and unsecured small business loans.
Repayment of principal begins December
2018 at 100. Financial strength of the
sponsor, overcollateralization, strong
fundamentals of loan cash flows support a
price of par.

Private	$55,994	Discounted	Fixed loan	This senior loan participation has an
Placement		Cash Flows	participation	expected 9.5% yield for a 3 year term,
Participation			valued at	appropriate given the asset’s strong credit
Agreements –			par based on	quality offset by illiquidity. This loan
BasePoint –			deal cash flow,	participation is part of a senior secured
BP SLL Trust,			illiquidity and	credit facility backed by a series of pools of
Series SPL-IV,			short maturity.	small business loans originated by LoanMe,
9.50%,				Inc., a specialty finance company that
Due 12/31/19				directly originates and services high
interest‐bearing unsecured consumer loans
and unsecured small business loans.
Repayment of principal at par is on schedule
at about 10% per quarter. Financial strength
of the sponsor, overcollateralization, strong
fundamentals of loan cash flows support a
price of par.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended May 31, 2018, the Adviser provided the Funds with investment management services under an investment advisory agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee.  Effective March 22, 2018, for the Total Return Fund, the fees are calculated at an annual rate of 0.60% of average daily net assets for the first $1.5 billion of assets, 0.55% of the Fund’s average daily net assets for the next $1 billion of assets, and 0.50% of the Fund’s average daily net assets in excess of $2.5 billion.  Prior to March 22, 2018, for the Total Return Fund, the Adviser was entitled to a monthly fee at the annual rate of 0.45% based upon the Fund’s average daily net assets.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.35% based upon the average daily net assets of the Short Duration Fund.  For the six months ended May 31, 2018, the Total Return Fund and the Short Duration Fund incurred $3,328,473 and $103,285 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses.  The Adviser has agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, dividends and interest expense on securities sold short and extraordinary expenses).  Effective March 22, 2018, the Total Return Fund expenses are limited to 1.15%, 1.15%, and 0.90% of the average daily net assets of the Fund’s Class A, Investor Class, and Institutional Class, respectively, and 0.85% and 0.60% of the average daily net assets of the Short Duration Fund’s Investor Class and Institutional Class, respectively.  Prior to March 22, 2018, the Total Return Fund expenses were limited to 1.00%, 1.00%, and 0.75% of the average daily net assets of the Fund’s Class A, Investor Class, and Institutional Class, respectively.  Any such reductions made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the three year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

For the six months ended May 31, 2018, the Adviser reduced its fees and reimbursed fund expenses in the amount of $0 and $79,490 for the Total Return Fund and the Short Duration Fund, respectively.  The expense limitation will remain in effect

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

through at least March 29, 2019, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture and the date of expiration are as follows:

Short Duration Fund
Expiration	Amount
11/30/18	$151,298
11/30/19	162,388
11/30/20	160,726
12/20-5/21	79,490
$553,902

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust was previously considered an Interested Trustee and an affiliate of USBFS and U.S. Bank N.A.  Effective January 1, 2018, this same Trustee became an Independent Trustee.

For the six months ended May 31, 2018, the Funds incurred the following expense for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$430,236	$68,648
Transfer Agency (excludes
out-of-pocket expenses and sub-ta fees)	193,049	17,714
Custody	70,913	5,958
Chief Compliance Officer	4,488	4,489

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

At May 31, 2018, the Funds had payables due to USBFS for administration, fund accounting, transfer agency, and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$232,963	$34,751
Transfer Agency (excludes
out-of-pocket expenses and sub-ta fees)	90,785	8,202
Custody	24,574	1,725
Chief Compliance Officer	2,238	2,238

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class and the Total Return Fund’s Class A.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2018, the Funds paid the Distributor the following amounts:

	Total	Short
	Return Fund	Duration Fund
Investor Class	$154,519	$23,652
Class A	29,160	—

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows.

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Total Return Fund	$1,675,150,041	$1,221,307,253	$1,045	$4,234,851
Short Duration Fund	54,574,010	26,875,794	11,359,750	12,304,787

NOTE 7 – LINES OF CREDIT

The Total Return Fund and the Short Duration Fund have unsecured lines of credit in the amount of $200,000,000 and $6,800,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2018, the Funds did not draw on their lines of credit.  At May 31, 2018, the Funds had no outstanding loan amounts.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2018 and the year ended November 30, 2017 was as follows:

	Total Return Fund		Short Duration Fund
	May 31, 2018	Nov. 30, 2017	May 31, 2018	Nov. 30, 2017
Ordinary income	$39,898,095	$43,397,348	$824,274	$1,374,922

As of November 30, 2017, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	Total	Short
	Return Fund	Duration Fund
Cost of investments (a)	$1,141,063,579	$59,478,793
Gross unrealized appreciation	9,484,486	213,401
Gross unrealized depreciation	(10,518,619)	(107,484)
Net unrealized
appreciation/(depreciation) (a)	(1,034,133)	105,917
Undistributed ordinary income	2,202,717	118,469
Undistributed long-term capital gains	—	—
Total distributable earnings	2,202,717	118,469
Other accumulated gains/(losses)	(10,025,184)	(1,646,361)
Total accumulated earnings/(losses)	$(8,856,600)	$(1,421,975)

(a)
The difference between book basis and tax basis net unrealized appreciation/(depreciation) and cost is attributable primarily to wash sales. The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, and tax adjustments to dividends payable.

The Funds had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	Long-Term Indefinite	Short-Term Indefinite
Total Return Fund	$4,458,652	$4,498,544
Short Duration Fund	698,247	942,562

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Asset-Backed Securities Risk – The Funds may invest in a variety of asset-backed securities which are subject to Interest Rate Risk, Credit Risk, Extension Risk and Prepayment Risk. Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•
Risks Associated with Mortgage-Backed Securities – These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities (“MBS”) may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. Limited trading opportunities for certain MBS may make it more difficult to sell or buy a security at a favorable price or time. In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some MBS and resulted in an increased risk associated with investments in these securities.

•
Sub-Prime Mortgage Risk – The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due. These risks are more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
Government-Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities, including Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Rule 144A Securities Risk – The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Funds to sell these securities.

•
Risks Associated with Real Estate and Regulatory Actions – The securities that the Funds own are dependent on real estate prices. If real estate experiences a significant price decline, this could adversely affect the prices of the securities the Funds own.  Any adverse regulatory action could impact the prices of the securities the Funds own.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2018 (Unaudited), Continued

•
High Yield Risk – Fixed income securities that are rated below investment grade (i.e. “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Derivatives Risk – A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index, and includes options, futures and swaps. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•
TBA Securities Risk – In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased interest rate risk and increased overall investment exposure.

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. Each Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by each Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

NOTE 10 – TOTAL RETURN FUND’S SPECIAL SHAREHOLDER MEETING

A Special Meeting of Shareholders of the Semper MBS Total Return Fund took place on March 22, 2018, to approve an investment advisory agreement between the Adviser and Advisors Series Trust on behalf of the Fund (the “Proposal”).  All Fund shareholders of record at the close of business on December 29, 2017 (the “Record Date”), were entitled to vote. As of the Record Date, the Fund had 107,604,339 shares outstanding. Of the 56,021,909 shares present in person or by proxy, 51,168,261 or 91.34% voted in favor of the proposal (representing 47.55% of total outstanding shares), 3,836,018 or 6.85% voted against the Proposal, and 1,017,631 or 1.82% withheld from voting on the Proposal. Accordingly, the Proposal was approved.

SEMPER FUNDS

NOTICE TO SHAREHOLDERS at May 31, 2018 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-736-7799 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-736-7799.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-736-7799.

SEMPER MBS TOTAL RETURN FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 6-7, 2017, the full Board of Trustees (which is comprised of five persons, four of whom are Independent Trustees as defined under the 1940 Act) (the “Board”) considered that the amended investment advisory agreement (the “Amended Investment Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Semper Capital Management, L.P. (the “Adviser” or “Semper”) on behalf of the Semper MBS Total Return Fund (the “Fund”), is identical to the prior investment advisory agreement except for the Fund’s advisory fee schedule and the terms of the Adviser’s ability to recoup previously waived advisory fees and paid Fund expenses, and concluded that the terms and conditions of the Amended Investment Advisory Agreement are fair to the Fund and its shareholders.  In considering the Adviser’s proposal to increase the Fund’s advisory fee and add breakpoints, the Board took into account, in addition to the considerations discussed below, the fact that: 1) the Fund’s performance, with regard to its Lipper comparative universe and its Morningstar comparative universe, was very strong for all relevant periods since the Fund’s inception in 2013 and among the highest in its peer group for the three year and since inception periods; 2) since the launch of the Fund, the advisory fee has been in the lowest quartile amongst its peer group, while regulatory and compliance burdens and the costs on the Adviser in managing and supporting the Fund, have increased; and 3) the Adviser’s representations that it has made substantial investments in its investment team and related resources to support the Fund. Among these significant investments in resources are investments in fixed-income analytics and risk management systems that the Adviser believes are critical in the mortgage credit space in which the Fund invests. The Board considered that the Adviser believes that these investments are necessary for the Adviser to continue to improve the quality of its resources: people, data, credit analytical systems, and risk management systems to best serve the Fund and its shareholders and that the increased advisory fee will support Semper’s efforts to continue making these investments.

The Board also took into account the Adviser’s representations that there will be no change in the services provided by the Adviser to the Fund; there will be no change in the day-to-day management responsibilities of the Fund’s portfolio management team or to the employees of the Adviser who determine the Fund’s overall investment strategies, portfolio allocations and risk parameters; and there is no expected change in the day-to-day business operations of the Adviser.

The Board took into consideration, among other things, the nature, extent and quality of the services to be provided by the Adviser under the Amended Investment Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser that would be involved in

SEMPER MBS TOTAL RETURN FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record and disaster recovery/business continuity plan.  The Board also considered the Adviser’s business plan, noting that the Adviser currently manages other accounts with substantially similar objectives, policies, strategies and risks as the Fund.  After discussion, the Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Amended Investment Advisory Agreement and that the nature, overall quality and extent of such management services will be satisfactory.

In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2017, on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Lipper and Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund’s strong performance, with regard to its Lipper comparative universe and its Morningstar comparative universe, for all relevant periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

The Trustees then discussed the expected costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Amended Investment Advisory Agreement.  In considering the advisory fees and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Morningstar peer group, as well as the fees and expenses for similar types of accounts managed by the Adviser.  The Board noted that the proposed advisory fee under the Amended Investment Advisory Agreement would still be below its peer group median and average and below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board viewed such information as a whole as useful in assessing whether the Adviser would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.

The Board noted that the Adviser was also seeking to adjust the current Expense Limitation Agreement to increase the maximum expenses that the Fund will bear

SEMPER MBS TOTAL RETURN FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

(“Expense Caps”) to account for the proposed increase in the advisory fee. Under the new expense caps, which will only take effect if shareholders approve the Amended Advisory Agreement, the Adviser will agree to waive its advisory fees and reimburse each Fund for certain of its expenses to the extent necessary to maintain annual expense ratios (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) of 0.90%, 1.15% and 1.15% of the Fund’s average daily net assets for the Fund’s Institutional Class, Investor Class and Class A shares, respectively, through at least March 29, 2019 (the “Proposed Expense Caps”).  The Board also considered that the Adviser has the ability to request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Proposed Expense Caps.  The Board also noted that based on current estimates, total operating expenses after the proposed advisory fee increase are expected to be below the Proposed Expense Caps, but higher than the current Expense Caps.

The Board noted that the Fund’s proposed expense ratios after waivers, even after the increase in the Expense Caps, were  still below the peer group median and peer group average for the Institutional Class and above the peer group median but below the peer group average for Class A and the Investor Class.  Additionally, the Board noted that the proposed contractual advisory fee was below its peer group median and peer group average.  The Board considered that the management fee charged to the Fund was generally within the range of the fees charged by the Adviser to its separately managed account clients.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Adviser as the assets of the Fund grow.  The Board noted that under the Amended Investment Advisory Agreement, the Adviser will share economies of scale on the Fund through breakpoints on the advisory fee.  The Board also noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Caps through at least March 29, 2019.

The Board then considered the profits expected to be realized by the Adviser from its relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund, such as Rule 12b-1 fees received from the Fund.  The Board also considered that the Fund does not utilize “soft dollar” benefits

SEMPER MBS TOTAL RETURN FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

that may be received by the Adviser in exchange for Fund brokerage.  The Board also reviewed information regarding fee offsets for a separate account invested in the Fund and determined that the Adviser was not receiving an advisory fee both at the separate account and at the Fund-level for the account, and as a result was not receiving additional fall-out benefits from the relationship.  After such review, the Board determined that the expected profitability to the Adviser with respect to the Amended Investment Advisory Agreement was not excessive, and that the Adviser should be able to maintain adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Amended Investment Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Adviser, including advisory fees, was fair and reasonable to the Fund.  The Board, including the Independent Trustees, therefore unanimously determined that the approval of the Amended Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

SEMPER SHORT DURATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 6-7, 2017, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Semper Capital Management, L.P. (the “Adviser”) on behalf of the Semper Short Duration Fund (the “Fund”).  At this meeting, and at a prior meeting held on October 17-18, 2017, the Board received and reviewed substantial information regarding the Fund, the Adviser, and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund as of June 30, 2017 on both an absolute basis and

SEMPER SHORT DURATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board also took into account that the Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. When reviewing the Fund’s performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund may differ significantly from funds in the peer universe. The Board therefore took into account the Adviser’s views as to the reasons for the Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for the Fund.  In considering the Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for the one-year, three-year and five-year periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year, three-year and five-year periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered that the Fund has generally performed in line with the Adviser’s similarly managed accounts.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and the total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Fund were higher than the fees charged by the Adviser to its similarly managed separate account clients, primarily as a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Fund.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.85% for Investor Class shares and

SEMPER SHORT DURATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

0.60% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratios for the Investor Class shares and Institutional Class shares were above the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios, with regard to the Investor Class shares and Institutional Class shares were above the peer group median and average. The Board noted that the Fund’s contractual advisory fee was above its peer group median and average and above its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund for the fiscal period. The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than the fees charged to the Adviser’s similarly managed separate account clients, primarily as a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund, such as Rule 12b-1 fees.

SEMPER SHORT DURATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board also considered that the Fund does not generate “soft dollar” benefits that may be used by the Adviser in exchange for Fund brokerage.  The Board also reviewed information indicating that no separate accounts clients were invested in the Fund and therefore the Adviser was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.

SEMPER FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-736-7799 (855-SEM-PRXX)

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-855-736-7799 (855-SEM-PRXX).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

 Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive
Officer/Principal Executive Officer

Date    8/3/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive
Officer/Principal Executive Officer

Date    8/3/18

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer/Principal Financial Officer

Date    8/3/18

* Print the name and title of each signing officer under his or her signature.